[LOGO OF SMITH BARNEY]

                                  SMITH BARNEY
                                    MANAGED
                              MUNICIPALS Fund Inc.

                                                         CLASSIC INVESTOR SERIES

                                                                   ANNUAL REPORT

                                                               FEBRUARY 29, 2000

                            [LOGO OF SMITH BARNEY]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney Managed
Municipals Fund Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Managed Municipals Fund Inc. ("Fund") seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.(1)

Smith Barney Managed Municipals Fund Inc.
Average Annual Total Returns
February 29, 2000

                                                 Without Sales Charges(2)
                                           -------------------------------------
                                             Class A      Class B      Class L
================================================================================
One-Year                                     (6.62)%      (7.08)%      (7.19)%
--------------------------------------------------------------------------------
Five-Year                                     4.90         4.36         4.30
--------------------------------------------------------------------------------
Ten-Year                                      7.26          N/A          N/A
--------------------------------------------------------------------------------
Since Inception+                              9.74         5.92         6.35
================================================================================

                                                   With Sales Charges(3)
                                           -------------------------------------
                                             Class A      Class B      Class L
================================================================================
One-Year                                    (10.33)%      (11.09)%      (8.99)%
--------------------------------------------------------------------------------
Five-Year                                     4.05          4.20         4.09
--------------------------------------------------------------------------------
Ten-Year                                      6.81           N/A          N/A
--------------------------------------------------------------------------------
Since Inception+                              9.50          5.92         6.16
================================================================================
(1) Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year of purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Inception dates for Class A, B and L shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

There is currently something for everyone in the bond market, conservative and aggressive investors alike. The two-year U.S. Treasury note now yields more than the 30-year U.S. Treasury bond. This means that conservative, income-oriented investors do not need to take on the added risks associated with very long-term maturities to capture the high yield that the market has to offer. Similarly, more aggressive investors can take advantage of the potential price appreciation that longer-term securities would afford if yields were to decline.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                      Class A                      SHMMX
                      Class B                      SMMBX
                      Class L                      SMMCX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

A Message from the Chairman .................................................  1

Shareholder Letter ..........................................................  2

Historical Performance ......................................................  5

Smith Barney Managed Municipals Fund Inc.
at a Glance .................................................................  8

Schedule of Investments .....................................................  9

Statement of Assets and Liabilities ......................................... 32

Statement of Operations ..................................................... 33

Statements of Changes in Net Assets ......................................... 34

Notes to Financial Statements ............................................... 35

Financial Highlights ........................................................ 39

Independent Auditors' Report ................................................ 43

Tax Information ............................................................. 44

--------------------------------------------------------------------------------
A Message from the Chairman of the
Smith Barney Managed Municipals Fund Inc.
--------------------------------------------------------------------------------

[PHOTO]

HEATH B.
MCLENDON

Chairman

Dear Shareholder:

The economic environment in which the Smith Barney Managed Municipals Fund Inc. operates has been one of high expectations and rapid change.

The U.S. economy continues its tremendous growth. Unemployment is at an all time low as consumer confidence reaches all time highs. While this economic strength has proven to be supportive of stocks, it has hurt bonds as fears of inflationary pressures rise and the Federal Reserve Board continues to raise rates.

Since 1998, worldwide economic underpinnings have improved significantly. The global credit crunch that had taken hold on financial markets has subsided, with credit concerns limited to specific situations, but positive on an overall basis. Moreover, despite continued economic growth, inflationary pressures have been negligible, allowing for increasingly competitive real rates of return (i.e., yield adjusted for inflation). In addition, we are experiencing a historically unique circumstance wherein the U.S. government is buying back U.S. Treasury securities in order to reduce federal debt. This active buying of outstanding U.S. Treasury bonds by the government has created a situation where Treasury yields are low compared to the income return available on other fixed income instruments. These conditions have added a new complexity to bond investing, which we believe makes professional money management more valuable today than ever before.

We also continue to believe that municipal bonds represent excellent value. The relative stability and historically high yields available in this sector should restore a level of confidence to those investors seeking to ride out the volatility apparent in other asset classes.

Despite more volatile markets and the great debate about the future shape of the global economy, putting clients needs first has been Citigroup Inc.'s ("Citigroup") tradition for over a century. We provide some 100 million people, businesses, governments and institutions in 100 countries with a broad range of financial products and services. SSB Citi Asset Management, Citigroup's asset management division, offers you access to a broad range of products including equities, fixed income and money markets. Our global resources are extensive, far-reaching and powerful, with a strong presence in the U.S., Europe, Japan, Latin America, Asia Pacific and Australia.

We invite you to explore our capabilities as a market leader in areas such as retirement, tax and estate planning, and we encourage you to work closely with your Salomon Smith Barney Financial Consultant to discuss the full range of services we offer. He or she can further discuss the unique advantages of professional investment management and how SSB Citi Asset Management can help you to develop a long-term disciplined plan to help you achieve your investment goals.

When you invest with Smith Barney Asset Management, you do so with the confidence that your interests come first, your investment success is paramount, and that the ultimate in resources is being committed to your financial future. Thank you for investing with us.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      1

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]

JOSEPH P.
DEANE

Vice President and
Investment Officer

We are pleased to provide the annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the year ended February 29, 2000. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update1
For the year ended February 29, 2000, the Fund had negative total returns of 6.62%, 7.08% and 7.19% for its Class A, B and L shares, respectively, without sales charges. In comparison, the Fund's Lipper, Inc. peer group average posted a total return of negative 4.58% for the same period. (Lipper, Inc is a major fund-tracking organization.) Over the year covered by this report, the Fund distributed income dividends totaling $0.73 for Class A shares. For additional performance information please refer to pages five through seven.

Municipal Bond Market Update
In our view, bond yields are high enough to adequately reflect the risk of slightly higher inflation. The period covered by this report was marked by continued robust U.S. economic growth, historically low inflation and low unemployment.

On February 2, 2000, the Federal Reserve Board ("Fed") raised interest rates for a fourth time in less than eight months, aiming to keep inflation at bay and to curb the nation's rapidly growing economy.2 Perhaps more significant than the Fed's actions was its accompanying statement that rapid growth could foster inflationary imbalances that might undermine the U.S. economy's record economic expansion. We believe that this cautionary statement may hint at a slightly more aggressive approach by the Fed in the months ahead. However, in our view, bond yields are high enough to adequately reflect the risk of slightly higher inflation. Indeed, we think that bond yields may be near their peak.

Also, we believe performance in the bond market during the period has been a direct result of Fed monetary policy actions. While presumably aimed at stock market exuberance, it is the bond market that has taken the brunt of any correction on fears of further Fed rate increases. We think the current lack of inflationary evidence defies a historically tight labor market and reinforces the influence of technology and the power of global pricing constraints.

The bond market experienced a tough year in 1999 Tax-loss selling and asset allocation shifts out of municipal securities precipitated massive outflows in the fourth quarter, prompting bond funds to sell their municipal bond holdings. This drove yields even higher and sent the net asset values of many funds lower, accelerating outflows and leaving bond dealers reluctant to hold municipal securities. Additionally, the bond market has suffered in recent months from uncertainty over the outlook for future Fed monetary policy, given the resilience of stock markets and the apparent acceleration of consumer demand at year end. Also, we have noted that supply in the new issue market is down substantially from last year.


----------
1    Please not that past performance is not indicative of future results.
2. On Tuesday, March 21, 2000 after this letter was written, the Fed raised interest rates 0.25%.

--------------------------------------------------------------------------------
2                                             2000 Annual Report to Shareholders

These factors, in addition to the considerable momentum going into 2000, may mean that there is less financial restraint in the economy than previously believed. The pace of demand is surpassing even optimistic assessments of the economy's speed limit, threatening to reignite inflation and underscoring the need for Fed vigilance and restraint.

Under "normal" market conditions, municipal investors pay for the tax-free income benefits by getting a lower return. Today, however, investors are saving on taxes without sacrificing returns. It is possible to buy double- and triple-A-rated bonds yielding nearly 100% or more of similar maturity U.S. Treasury bonds, well above the historical average of roughly 80%. We think these yields represent extraordinarily good value for municipal securities.

Investment Strategy
As previously noted, the Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investment management and preservation of capital.3 The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities which have remaining maturities at the time of purchase of from three to more than thirty years. As of February 29, 2000, the Fund's average weighted maturity was
21.0 years.

As of February 29, 2000, approximately 94.3% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Ratings Group or Moody's Investors Service Inc., with about 64.6% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit-reporting and bond-rating agencies.) The Fund's largest holdings were concentrated in transportation bonds (18.9%), hospital bonds (16.6%) and general obligation bonds (14.6%).

While no guarantees can be made, our belief that municipal securities are undervalued has led us to rebalance the Fund to capitalize on what we believe will be a future bullish trend. In general, this means buying bonds carrying maturities of 20 years or longer, with solid credit ratings and trading below fair market value in price. We are targeting, among others, general obligation bonds and high-grade revenue credits such as water, sewer and toll-road bonds.

Our investment strategy for the Fund has been to maximize our dividend yield. In our view, the municipal bond market has provided us with excellent opportunities during the reporting period. Since interest rates have gone up to higher levels, we have been able to invest our excess cash at higher yields. In addition, we have also been focusing on adding high-grade bonds to the Fund's portfolio.

The Fund's investment strategy going forward will be three-fold:

 .    We are lengthening maturities in the portfolio to take advantage of the inexpensive valuations of municipal bonds relative to U.S. Treasuries

 .    We are focusing on investing in high grade issues

 .    We are investing in discount paper because this is where we believe we can obtain the best value

Our goal is to sell off some of our intermediate-term maturities that were defensive and stretch out longer on the yield curve to lock in today's higher rates. We see the best opportunity for potential reward right now at the long end of the curve. (The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.)

----------
3 Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      3

Municipal Bond Market Outlook
We think the U.S. economy should remain stable this year, as low unemployment and strong consumer confidence will likely support demand for goods. Additionally, we think that the Fed has engineered a good balance between strong economic growth and an "acceptable" rate of inflation.

Regarding further Fed tightenings, we think that such future moves would not be detrimental to the bond market, particularly as the U.S. Treasury continues to pay down debt and inflation remains moderate. It is our belief that any further Fed policy actions have already been comfortably priced into the bond market. We also believe that the good news is that the economy's "soft landing" is likely to be at a higher annual growth rate than was previously thought possible due to the possible emergence of a "New Economy," where technological advances can spur economic growth without inflationary pressures because of higher productivity.

In our judgment, a number of factors bode well for the municipal bond market. The new issue market is expected to shrink this year, boosting demand for bonds currently outstanding and enhancing interest for the roughly $175 billion of new municipals expected in 2000. Fiscal trends are another major plus. During past economic downturns, some municipal issuers facing declining tax receipts were hard-pressed to repay their bond obligations. Today, many state and local governments boast budget surpluses. We believe these surpluses indicate that investors will feel more comfortable holding municipals, even in a downturn. Lastly, recent narrowing of spreads in the taxable market has made alternatives less attractive. All of these trends help to explain why we remain optimistic about the long-term prospects for the municipal bond market.

As always, we will be monitoring these events closely. Thank you for investing in the Smith Barney Managed Municipals Fund Inc.

Sincerely,

/s/ Joseph P. Deane

Joseph P. Deane
Vice President and
Investment Officer

March 16, 2000

--------------------------------------------------------------------------------
4                                             2000 Annual Report to Shareholders

-----------------------------------------------------------------------------------------------------------------------------------
Historical Performance -- Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                   Net Asset Value
                            ------------------------------
                            Beginning              End             Income           Capital Gain        Return          Total
Year Ended                  of Year                of Year         Dividends        Distributions       of Capital      Returns(1)
===================================================================================================================================
2/29/00                    $15.93                 $14.16          $0.73            $0.00               $0.00            (6.62)%
-----------------------------------------------------------------------------------------------------------------------------------
2/28/99                     16.19                  15.93           0.79             0.11                0.00             4.07
-----------------------------------------------------------------------------------------------------------------------------------
2/28/98                     15.61                  16.19           0.79             0.48                0.00            12.30
-----------------------------------------------------------------------------------------------------------------------------------
2/28/97                     16.20                  15.61           0.91             0.38                0.00             4.51
-----------------------------------------------------------------------------------------------------------------------------------
2/29/96                     15.47                  16.20           0.90             0.08                0.00            11.34
-----------------------------------------------------------------------------------------------------------------------------------
2/28/95                     16.13                  15.47           0.95             0.29                0.00             4.11
-----------------------------------------------------------------------------------------------------------------------------------
2/28/94                     16.71                  16.13           0.88             0.90                0.00             7.41
-----------------------------------------------------------------------------------------------------------------------------------
2/28/93                     15.62                  16.71           1.00             0.52                0.03            17.92
-----------------------------------------------------------------------------------------------------------------------------------
2/29/92                     14.98                  15.62           1.05             0.00                0.02            11.79
-----------------------------------------------------------------------------------------------------------------------------------
2/28/91                     15.00                  14.98           1.09             0.00                0.03             7.65
===================================================================================================================================
 Total                                                            $9.09            $2.76               $0.08
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Historical Performance -- Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                      Net Asset Value
                                 -------------------------
                                 Beginning         End             Income           Capital Gain        Return          Total
Year Ended                       of Year           of Year         Dividends        Distributions       of Capital      Returns(1)
===================================================================================================================================
2/29/00                         $15.92            $14.16          $0.65            $0.00               $0.00            (7.08)%
-----------------------------------------------------------------------------------------------------------------------------------
2/28/99                          16.19             15.92           0.71             0.11                0.00             3.48
-----------------------------------------------------------------------------------------------------------------------------------
2/28/98                          15.60             16.19           0.71             0.48                0.00            11.81
-----------------------------------------------------------------------------------------------------------------------------------
2/28/97                          16.20             15.60           0.83             0.38                0.00             3.92
-----------------------------------------------------------------------------------------------------------------------------------
2/29/96                          15.47             16.20           0.82             0.08                0.00            10.78
-----------------------------------------------------------------------------------------------------------------------------------
2/28/95                          16.13             15.47           0.86             0.29                0.00             3.54
-----------------------------------------------------------------------------------------------------------------------------------
2/28/94                          16.71             16.13           0.80             0.90                0.00             6.86
-----------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/93              15.81             16.71           0.31             0.52                0.01            11.26+
===================================================================================================================================
 Total                                                            $5.69            $2.76               $0.01
===================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      5

-----------------------------------------------------------------------------------------------------------------------------------
Historical Performance -- Class L Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                     Net Asset Value
                                 -------------------------
                                 Beginning         End             Income           Capital Gain        Return          Total
Year Ended                       of Year           of Year         Dividends        Distributions       of Capital      Returns(1)
===================================================================================================================================
2/29/00                         $15.92            $14.15          $0.64            $0.00               $0.00            (7.19)%
-----------------------------------------------------------------------------------------------------------------------------------
2/28/99                          16.18             15.92           0.70             0.11                0.00             3.49
-----------------------------------------------------------------------------------------------------------------------------------
2/28/98                          15.60             16.18           0.70             0.48                0.00            11.69
-----------------------------------------------------------------------------------------------------------------------------------
2/28/97                          16.20             15.60           0.83             0.38                0.00             3.88
-----------------------------------------------------------------------------------------------------------------------------------
2/29/96                          15.47             16.20           0.82             0.08                0.00            10.76
-----------------------------------------------------------------------------------------------------------------------------------
Inception*--2/28/95              14.30             15.47           0.27             0.29                0.00            12.36+
===================================================================================================================================
 Total                                                            $3.96            $1.34               $0.00
===================================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
-----------------------------------------------------------------------------------------------------------------------------------

                                     Net Asset Value
                                 -------------------------
                                 Beginning         End             Income           Capital Gain        Return          Total
Year Ended                       of Year           of Year         Dividends        Distributions       of Capital      Returns(1)
===================================================================================================================================
2/29/00                         $15.95            $14.18          $0.76            $0.00               $0.00            (6.44)%
-----------------------------------------------------------------------------------------------------------------------------------
2/28/99                          16.19             15.95           0.82             0.11                0.00             4.39
-----------------------------------------------------------------------------------------------------------------------------------
2/28/98                          15.60             16.19           0.82             0.48                0.00            12.56
-----------------------------------------------------------------------------------------------------------------------------------
2/28/97                          16.20             15.60           0.94             0.38                0.00             4.59
-----------------------------------------------------------------------------------------------------------------------------------
Inception*--2/29/96              15.63             16.20           0.85             0.08                0.00             9.84+
===================================================================================================================================
 Total                                                            $4.19            $1.05               $0.00
===================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Average Annual Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Without Sales Charges(1)
                                              -------------------------------------------------------------------------------------
                                              Class A                    Class B                  Class L                Class Y
===================================================================================================================================
Year Ended 2/29/00                           (6.62)%                    (7.08)%                  (7.19)%                (6.44)%
-----------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/29/00                      4.90                       4.36                     4.30                   N/A
-----------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/29/00                       7.26                       N/A                      N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/29/00                    9.74                       5.92                     6.35                   4.87
===================================================================================================================================
                                                                             With Sales Charges(2)
                                              -------------------------------------------------------------------------------------
                                              Class A                    Class B                  Class L                Class Y
===================================================================================================================================
Year Ended 2/29/00                          (10.33)%                   (11.09)%                  (8.99)%                (6.44)%
-----------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 2/29/00                      4.05                       4.20                     4.09                   N/A
-----------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 2/29/00                       6.81                       N/A                      N/A                    N/A
-----------------------------------------------------------------------------------------------------------------------------------
Inception* through 2/29/00                    9.50                       5.92                     6.16                   4.87
===================================================================================================================================

--------------------------------------------------------------------------------
6                                             2000 Annual Report to Shareholders

-----------------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Without Sales Charges(1)
===================================================================================================================================
Class A (2/28/90 through 2/29/00)                                                              101.46%
-----------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 2/29/00)                                                            52.30
-----------------------------------------------------------------------------------------------------------------------------------
Class L (Inception* through 2/29/00)                                                            38.69
-----------------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 2/29/00)                                                            26.31
===================================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, L and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                      7

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of Smith Barney Managed Municipals
  Fund Inc. vs. Lehman Brothers Municipal Bond Fund Index and the Lipper Peer
                                 Group Average+

                          February 1990--February 2000

                                    [GRAPH]

                Smith Barney                     Lehman Bros.
         Managed Municipals Funds Inc.  Municipal Bond Fund Index     Lipper Peer Group Average
Feb\90              9,597                          10,000                       10,000
Feb\91             10,331                          10,923                       10,809
Feb\92             11,549                          12,014                       11,907
Feb\93             13,619                          13,668                       13,594
Feb\94             14,625                          14,425                       14,312
Feb\95             15,224                          14,697                       14,405
Feb\96             16,951                          16,320                       15,824
Feb\97             17,714                          17,219                       16,533
Feb\98             19,893                          18,794                       18,031
Feb\99             20,704                          19,783                       19,148
Feb\00             19,334                          19,371                       17,922

+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1990, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 29, 2000. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 271 mutual funds investing in municipal securities as of February 29, 2000. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

                                    [GRAPH]

Top Ten States Represented*
--------------------------------------------------------------------------------
Texas                                                   17.1%
Colorado                                                 9.4%
Massachusetts                                            8.8%
New York                                                 8.6%
Ohio                                                     6.8%
Michigan                                                 4.5%
California                                               4.4%
Florida                                                  3.6%
Georgia                                                  3.0%
Utah                                                     2.6%

* As a percentage of total investments.

                                    [GRAPH]

Industry Breakdown*
--------------------------------------------------------------------------------

 8.7%  Utilities
13.8%  Water & Sewer
14.8%  Other Municipals Bonds
 4.2%  Cogeneration Facility
 5.0%  Education
14.6%  General Obligation
16.6%  Hospital
 1.9%  Housing
 1.5%  Pollution Control Revenue
18.9%  Transportation

--------------------------------------------------------------------------------
8                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Alabama -- 2.5%
                                   Jefferson County, AL Sewer Revenue, Capital Improvements, Series A,
                                    FGIC-Insured:
$        11,000,000        AAA       5.125% due 2/1/29                                                            $   9,377,500
         27,775,000        AAA       5.000% due 2/1/33                                                               22,983,812
         41,000,000        AAA       5.375% due 2/1/36                                                               36,080,000
          4,500,000        AAA     Montgomery, AL BMC Special Care Facilities Financing Authority Revenue,
                                    Baptist Health, Series B, 4.875% due 11/15/18                                     3,836,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     72,277,562
-------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
          9,850,000        AA+     Valdez, AK Marine Terminal Revenue, Series A,
                                    (British Petroleum Pipeline Project), 5.850% due 8/1/25 (b)                       9,185,125
Arizona -- 1.9%
         12,170,000        A-      Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                                    5.450% due 6/1/09                                                                11,774,475
          3,500,000        A       Maricopa County, AZ IDA, Multi-Family Housing Revenue, Series A,
                                    6.500% due 10/1/25                                                                3,517,500
                                   Mesa, AZ IDA, Discovery Health Systems Revenue, Series A:
         14,000,000        AAA      5.625% due 1/1/19                                                                13,387,500
         19,600,000        AAA      5.625% due 1/1/29                                                                18,326,000
          3,000,000        AAA     Phoenix, AZ Civic Import Corp. Apartment Revenue, Series A, FSA-Insured,
                                    5.000% due 7/1/25                                                                 2,542,500
          1,500,000        AA+     Phoenix, AZ Civic Import Corp. (Municipal Courthouse Project),
                                    Excise Tax Revenue, 5.250% due 7/1/24                                             1,355,625
          1,200,000        AAA     Phoenix, AZ Civic Import Corp. Water Systems Revenue, FGIC-Insured,
                                    5.000% due 7/1/19                                                                 1,048,500
          1,100,000        AA      Phoenix, AZ General Obligation Unlimited, 4.750% due 7/1/19                          937,750
          2,415,000        AAA     Scottsdale, AZ Preservation Authority, Excise Tax Revenue, FGIC-Insured,
                                    4.500% due 7/1/24                                                                 1,886,719
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     54,776,569
-------------------------------------------------------------------------------------------------------------------------------
California -- 4.4%
          3,000,000        AAA     Almeda Corridor Transportation Authority, CA Revenue, Series A,
                                    4.750% due 10/1/25                                                                2,467,500
          2,250,000        A*      Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                   2,320,312
          2,720,000        AAA     Brawley, CA COP, (Water Systems Improvement Project), MBIA-Insured,
                                    5.000% due 12/1/18                                                                2,441,200
                                   California Health Facilities Finance Authority Revenue:
          4,000,000        A2*      Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/19                         3,910,000
          9,720,000        A        Kaiser Permanente, Series B, 5.250% due 10/1/13                                   8,662,950
          9,250,000        AAA     California State Public Works Board, Lease Revenue,
                                    Department of Corrections, Series A,
                                   AMBAC-Insured, 5.250% due 1/1/21                                                   8,579,375
                                   California Statewide Community Development
                                   Authority, COP:
          2,000,000        A        Kaiser Permanente Remarketed 7/8/98, 5.300% due 12/1/15                           1,750,000
         10,500,000        AA       St. Joseph Health System, 5.125% due 7/1/17                                       9,253,125
          1,000,000        AAA     Campbell, CA Unified School District GO, FGIC-Insured, 5.000% due 8/1/17             903,750
          5,000,000        AAA     Contra Costa County, CA Multi-Family Housing Revenue,
                                    (Crescent Park Apartments Project), Series B,
                                    GNMA-Collateralized, 7.800% due 6/20/34                                           5,350,000
         15,215,000        AAA     Corona, CA Redevelopment Agency, Tax Allocation, (Redevelopment
                                    Project, Area A), Series A, FGIC-Insured, 5.500% due 9/1/24                      14,321,118

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
California -- 4.4% (continued)
$         5,000,000        AAA     Fresno County, CA Financing Authority, Solid Waste Revenue,
                                    (American Avenue Landfill Project), MBIA-Insured,
                                    5.750% due 5/15/14                                                             $  5,100,000
          3,000,000        AAA     Inglewood, CA Public Financing Authority Revenue, Series A,
                                    AMBAC-Insured, 5.250% due 8/1/21                                                  2,730,000
          2,500,000        AA      Kings River Conservation District, CA, Pine Flat Power Revenue, Series A,
                                    4.750% due 1/1/20                                                                 2,115,625
                                   Long Beach, CA, Revenue, (Aquarium of the Pacific Project), Series A:
          1,260,000        BBB      5.750% due 7/1/05                                                                 1,285,200
          1,200,000        BBB      5.750% due 7/1/06                                                                 1,221,000
          3,500,000        AAA     Los Angeles, CA Public Works Financing Authority Lease Revenue,
                                    AMBAC-Insured, 5.125% due 12/1/29                                                 3,084,375
         17,430,000        AAA     Los Angeles, CA Unified School District, Series A, FGIC-Insured,
                                    5.000% due 7/1/21                                                                15,338,400
          4,000,000        AAA     Pasadena, CA Electrical Revenue, MBIA-Insured, 4.750% due 8/1/24                   3,305,000
          2,825,000        AAA     Sacramento, CA, Airport Systems Revenue, Series B, FGIC-Insured,
                                    5.000% due 7/1/18                                                                 2,531,906
          2,420,000        AAA     San Diego County, CA COP, Northern County Regional Expansion Revenue,
                                     AMBAC-Insured, 5.250% due 11/15/19                                               2,250,600
          2,000,000        AAA     San Diego County, CA Redevelopment Agency, Tax Allocation (Centre City),
                                    Series C, AMBAC-Insured, 4.750% due 9/1/24                                        1,650,000
         17,000,000        AAA     San Francisco, CA State Building Authority Lease Revenue, Civic Center
                                    Complex, Series A, AMBAC-Insured, 5.250% due 12/1/21                             15,640,000
          5,500,000        AAA     Santa Clara County, CA Finance Authority Lease Revenue,
                                    AMBAC-Insured, 6.750% due 11/15/20 (b)                                            6,063,750
                                   Solano County, CA COP (Capital Improvements Project), AMBAC-Insured:
            850,000        AAA      5.000% due 11/15/13                                                                 819,188
          1,150,000        AAA      5.000% due 11/15/14                                                               1,096,812
          1,515,000        AAA     Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                                    Series A, GNMA-Collateralized, 6.150% due 4/20/16                                 1,532,045
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    125,723,231
-------------------------------------------------------------------------------------------------------------------------------
Colorado -- 9.4%
                                   Adams County, CO School District No. 12, COP, Five Star Schools,
                                    MBIA-Insured:
          1,250,000        AAA       5.000% due 12/15/14                                                              1,148,436
          2,250,000        AAA       5.000% due 12/15/15                                                              2,047,500
         15,000,000        AAA     Arapahoe County, CO Capital Improvement, Transportation Highway
                                    Revenue, (Pre-Refunded-- Escrowed with U.S. government securities to
                                    8/31/05 Call @ 103), 7.000% due 8/31/26 (b)                                      16,743,750
          1,750,000        A-      Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                                    1,623,125
                                   Colorado Health Facilities Authority Revenue:
          7,500,000        A         Series B, Remarketed 7/8/98, 5.350% due 8/1/15                                   6,534,375
          4,500,000        AAA       Sisters of Charity Leavenworth, MBIA-Insured, 5.125% due 12/1/18                 3,988,125
         12,765,000        BBB+    Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22 (b)(c)          13,004,344
          7,000,000        AAA     Colorado Springs, CO Utilities Revenue, Sub-Lien Systems Improvement,
                                    MBIA-Insured, 5.000% due 11/15/27                                                 5,915,000
                                   Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                                    Maturity with REFCO strips):
        324,000,000        AAA       Series A, zero coupon bond to yield 5.213% due 10/1/22 (d)                      68,850,000
         27,785,000        AAA       Series B, zero coupon bond to yield 5.212% due 10/1/22 (b)(d)                    5,904,312

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Colorado -- 9.4% (continued)
                                   Denver, CO City & County Airport Revenue,
                                    Series A:
$        26,500,000        BBB+      14.000% due 11/15/08 (b)(c)                                                   $ 39,915,625
          9,915,000        BBB+      8.000% due 11/15/25 (b)(d)                                                      10,299,203
         27,000,000        AAA       MBIA-Insured, 5.250% due 11/15/23                                               23,928,750
          3,585,000        BBB+      Pre-Refunded-- Escrowed with state and local government securities to
                                      11/15/01 Call @ 100, 8.000% due 11/15/25 (b)(c)                                 3,768,728
                                    Series C:
          3,090,000        BBB+      6.750% due 11/15/13 (c)                                                          3,140,211
          9,505,000        BBB+      6.750% due 11/15/22 (b)(c)                                                       9,564,406
            410,000        AAA       Pre-Refunded-- Escrowed with state and local government securities to
                                      11/15/02 Call @ 102, 6.750% due 11/15/13 (c)                                      436,136
          2,530,000        AAA       Pre-Refunded-- Escrowed with state and local government securities to
                                      11/15/02 Call @ 102, 6.750% due 11/15/22 (b)(c)                                 2,691,288
                                    Series D:
         17,760,000        AAA       7.000% due 11/15/25 (c)                                                         17,848,800
          4,665,000        Aaa*      Pre-Refunded-- Escrowed with state and local government securities to
                                      11/15/01 Call @ 100, 7.000% due 11/15/25 (b)(c)                                 4,828,275
          4,840,000        AAA     Denver, CO City & County School District No.1, General Obligation
                                    Unlimited, FGIC-Insured, 5.000% due 12/1/23                                       4,126,100
                                   E-470 Public Highway Authority, Colorado Revenue, Series A, MBIA-Insured:
          1,120,000        AAA      5.000% due 9/1/15                                                                 1,023,400
         23,000,000        AAA      4.750% due 9/1/23                                                                18,917,500
          1,000,000        AAA     Fort Collins, CO Lease, COP, (Civic Center Facilities Project), MBIA-Insured,
                                    5.125% due 12/1/18                                                                  901,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    267,148,639
-------------------------------------------------------------------------------------------------------------------------------
Connecticut -- 0.4%
          1,600,000        AAA     Connecticut State Health & Educational Facilities Authority Revenue,
                                    William H. Backus Hospital, AMBAC-Insured, 5.625% due 7/1/17                      1,374,000
                                   Mashantucket Western Pequot Tribe, Connecticut Special Revenue:
          3,000,000        Baa3*    Series A, 5.500% due 9/1/28 (e)                                                   2,490,000
                                    Series B:
          1,000,000        Baa3*     5.550% due 9/1/08 (e)                                                              972,500
          2,000,000        Baa3*     5.700% due 9/1/12 (e)                                                            1,905,000
          6,500,000        Baa3*     5.750% due 9/1/18 (b)(e)                                                         5,931,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12,672,750
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.9%
                                   District of Columbia Revenue:
                                    American Association for the Advancement of Science Revenue,
                                     AMBAC-Insured:
          3,000,000        AAA        5.250% due 1/1/16                                                               2,778,750
          9,250,000        AAA        5.125% due 1/1/27                                                               7,931,875
                                    Georgetown University, Series D, MBIA-Insured, Converted 5/1/98:
          4,300,000        AAA       5.300% due 4/1/15                                                                4,042,000
          3,900,000        AAA       5.350% due 4/1/16                                                                3,700,125
          3,700,000        AAA       5.350% due 4/1/17                                                                3,473,375
          5,300,000        AAA       5.350% due 4/1/18                                                                4,942,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     26,868,375
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                    11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Florida -- 3.6%
                                   Boynton Beach, FL Multi-Family Housing Revenue, Clipper Cove Apartments:
$           750,000        A+       6.350% due 7/1/16                                                                $  758,438
          1,325,000        A+       6.400% due 7/1/21                                                                 1,333,279
                                   Broward County, FL GO:
          1,000,000        Aa2*     12.500% due 1/1/02                                                                1,132,500
          1,250,000        Aa2*     12.500% due 1/1/03                                                                1,498,438
          1,500,000        Aa2*     12.500% due 1/1/04                                                                1,882,500
          1,750,000        Aa2*     12.500% due 1/1/05                                                                2,292,500
          2,000,000        Aa2*     12.500% due 1/1/06                                                                2,720,000
          1,270,000        AAA     Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                               1,122,363
         12,900,000        AA+     Florida State Board of Education, Capital Outlay Public Education,
                                    Series B, 4.500% due 6/1/27                                                      10,013,625
          3,400,000        AAA     Florida State Correctional Privatization Commission COP, Youth
                                    Detention Facility, Series C, AMBAC-Insured, 5.000% due 8/1/17                    3,102,500
                                   Florida State Department of Children & Families COP,
                                    (South Florida State Hospital Project), AMBAC-Insured:
          2,375,000        AAA       4.900% due 7/1/13                                                                2,182,030
          2,495,000        AAA       4.950% due 7/1/14                                                                2,267,330
          6,850,000        AA+     Florida State Department of Transportation, Series A, 4.750% due 7/1/24            5,642,688
          6,190,000        AAA     Hillsborough County, FL Capital Improvement Program Revenue,
                                    (Mosi Project), Series A, MBIA-Insured, 5.125% due 7/1/22                         5,485,888
                                   Martin County, FL IDA, Indiantown Cogeneration:
         10,000,000        BBB-     Project A, 7.875% due 12/15/25 (b)(c)                                            10,000,000
          6,010,000        BBB-     Project B, 8.050% due 12/15/25 (c)                                                5,859,750
                                   Miami-Dade County, FL:
          6,800,000        AAA      Professional Sports Franchise Facility, MBIA-Insured,
                                     4.750% due 10/1/30                                                               5,491,000
          1,805,000        AAA      School Board, Series C, FSA-Insured, 5.000% due 8/1/16                            1,629,013
          2,935,000        AAA      Special Obligation, (Courthouse Center Project), Series B,
                                     AMBAC-Insured, 4.750% due 4/1/20                                                 2,480,075
                                   Orange County, FL Tourist Development Tax Revenue,
                                    AMBAC-Insured, Series A:
          4,460,000        AAA       4.750% due 10/1/21                                                               3,729,675
         15,550,000        AAA       4.750% due 10/1/24                                                              12,789,875
         10,000,000        AAA     Port St. Lucie, FL Utilities Revenue, Refunding & Improvement, Series A,
                                    MBIA-Insured, 5.125% due 9/1/27                                                   8,787,500
          3,000,000        AAA     St. Lucie, FL West Services District, Special Assessment Revenue,
                                    Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25               2,718,750
          2,000,000        AAA     Tallahassee, FL Energy Systems Revenue, Series A, 4.750% due 10/1/26               1,640,000
                                   Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                                    (Pre-Refunded-- Escrowed with U.S. government securities
                                    to 5/1/02 Call @ 102):
          2,550,000        NR        7.550% due 5/1/12 (f)                                                            2,738,063
          3,000,000        NR        7.750% due 5/1/27 (b)(f)                                                         3,236,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    102,534,030
-------------------------------------------------------------------------------------------------------------------------------
Georgia -- 3.0%
                                   Atlanta, GA Water & Wastewater Revenue, Series A, FGIC-Insured:
         25,915,000        AAA      5.000% due 11/1/29                                                               21,898,175
         73,075,000        AAA      5.000% due 11/1/38                                                               60,286,875

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Georgia -- 3.0% (continued)
$           580,000        AA-     Brunswick, GA Housing Authority, Multi-Family Housing Revenue,
                                    Cypress Mill, FHA-Insured, 9.750% due 8/1/26                                      $ 602,974
          3,500,000        BBB-    Savannah, GA Economic Development Authority Revenue,
                                    (College of Art & Design Inc. Project), 6.900% due 10/1/29                        3,486,875
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     86,274,899
-------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.7%
                                   Hawaii State Department of Budget & Finance, Special Purpose Revenue,
                                    Kasier Permanente, Series A:
         15,045,000        A         5.100% due 3/1/14                                                               12,882,281
          4,000,000        A         5.150% due 3/1/15                                                                3,400,000
          3,000,000        AAA     Hawaii State GO, Series CP, FGIC-Insured, 5.000% due 10/1/17                       2,700,000
          1,000,000        AAA     Hawaii State, GO Unlimited, MBIA-Insured,
                                    4.750% due 4/1/18                                                                   860,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     19,842,281
-------------------------------------------------------------------------------------------------------------------------------
Illinois -- 2.3%
         12,500,000        AAA     Chicago, IL O'Hare International Airport Revenue, Second Lien,
                                    Series C, MBIA-Insured, 5.000% due 1/1/18                                        10,953,125
          3,585,000        AAA     Chicago, IL Wastewater Transmission Revenue, Second Lien,
                                    MBIA-Insured, 5.750% due 1/1/25                                                   3,401,269
          8,000,000        AAA     Chicago, IL Water Revenue, 5.250% due 11/1/27                                      6,920,000
                                   Illinois Health Facilities Authority Revenue:
          6,500,000        AAA      Alexian Brothers Health Systems, FSA-Insured, 5.000% due 1/1/19                   5,614,375
          2,000,000        AAA      Edward Obligation Group, Series A, AMBAC-Insured,
                                     5.250% due 2/15/17                                                               1,832,500
          6,680,000        Aaa*     Memorial Health Systems, MBIA-Insured, 5.250% due 10/1/18                         6,053,750
            500,000        Aaa*     Rockford Health Systems, AMBAC-Insured, 5.100% due 8/15/11                          475,625
          1,000,000        AAA      Rush Presbyterian, St. Lukes, Series A, MBIA-Insured,
                                     5.250% due 11/15/16                                                                921,250
          2,750,000        AAA     Illinois State COP, Department of Central Management Services,
                                    Public Aid Building, MBIA-Insured, 5.650% due 7/1/17                              2,646,875
                                   Illinois State GO, FGIC-Insured:
          4,150,000        AAA      5.250% due 6/1/18                                                                 3,802,438
          3,300,000        AAA      5.375% due 2/1/19                                                                 3,048,375
         14,375,000        AAA      5.250% due 12/1/20                                                               12,955,469
          2,000,000        AAA     Springfield, IL GO, Series C, MBIA-Insured, 5.375% due 12/1/21                     1,817,500
                                   University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                                    MBIA-Insured:
          1,000,000        AAA       5.375% due 10/1/13                                                                 970,000
          3,430,000        AAA       Series A, 5.750% due 4/1/19                                                      3,301,375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     64,713,926
-------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.0%
          4,500,000        AAA     Delaware County, IN Hospital Authority, Cardinal Health
                                    Systems, AMBAC-Insured, 5.000% due 8/1/16                                         3,982,500
          3,005,000        AAA     Indiana Bond Bank, State Revenue, Guarantee-State Revolving
                                    Fund, (Project A), 6.250% due 2/1/09                                              3,140,225
                                   Indiana Health Facilities Financing Authority Hospital Revenue,
                                    Riverview Hospital:
            305,000        Baa1*     6.500% due 8/1/01                                                                  308,431
            200,000        Baa1*     6.600% due 8/1/02                                                                  203,250

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                    13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Indiana -- 1.0% (continued)
                                   Indiana Municipal Power Agency, Power Supply Systems Revenue,
                                    Special Obligation, 1st Crossover, Series B, MBIA-Insured:
$         2,700,000        AAA      5.200% due 1/1/14                                                               $ 2,565,000
          2,775,000        AAA      5.250% due 1/1/15                                                                 2,636,250
                                   Northwest Allen County, IN Middle School Building Corp.,
                                    First Mortgage, MBIA-Insured:
            715,000        AAA       4.800% due 1/15/13                                                                 637,244
            245,000        AAA       4.800% due 7/15/13                                                                 218,050
            535,000        AAA       4.900% due 7/15/14                                                                 476,819
         15,000,000        AAA     Rockport, IN PCR, (Michigan Power Co. Project), Series A,
                                    AMBAC-Insured, 6.550% due 6/1/25 (b)                                             15,450,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     29,617,769
-------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.4%
          2,200,000        Aa3*    Douglas County, KA Sales Tax GO, 5.000% due 2/1/14                                 2,043,250
                                   Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2:
          1,110,000        AA-++    5.250% due 4/1/15                                                                 1,051,725
          1,250,000        AA-++    5.000% due 4/1/16                                                                 1,142,188
          1,000,000        AA-++    4.750% due 4/1/17                                                                   865,000
          3,000,000        AAA     Topeka, KS Public Building Commission, (10th & Jackson Projects),
                                    MBIA-Insured, 4.875% due 6/1/19                                                   2,565,000
          3,145,000        AAA     Wyandotte County, KS Unified School District NO. 202 GO,
                                    AMBAC-Insured, 4.750% due 9/1/17                                                  2,708,631
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     10,375,794
-------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.1%
          1,680,000        Aaa*    Orleans Parish, LA Parishwide School District, Series A, FGIC-Insured,
                                    5.125% due 9/1/14                                                                 1,572,900
-------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.1%
                                   Maine Finance Authority Revenue, Electric Rate Stabilization,
                                    Series A, FSA-Insured:
         1,750,000         AAA       5.000% due 7/1/18                                                                1,533,438
         1,000,000         AAA       MBIA-Insured, 5.200% due 11/1/18                                                   910,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,443,438
-------------------------------------------------------------------------------------------------------------------------------
Maryland -- 0.6%
                                   Baltimore, MD GO, Series A, FGIC-Insured:
          2,745,000        AAA      5.750% due 10/15/15                                                               2,878,819
          1,165,000        AAA      5.750% due 10/15/16                                                               1,221,792
          2,000,000        AAA     Baltimore County, MD County Commission Mortgage Revenue,
                                    (Northbrooke Apartments Project), GNMA-Collateralized,
                                    Series A, 6.350% due 1/20/21 (b)                                                  2,030,000
          1,375,000        AAA     Charles County, MD County Commissioners Mortgage Revenue,
                                    (Holly Station Project IV), Series A, FHA-Insured, 6.450% due 5/1/26              1,390,469
         56,000,000        NR      Maryland State Energy Financing Administration, Solid Waste
                                    Disposal Revenue, (Hagerstown Project),
                                    9.000% due 10/15/16 (b)(c)(d)                                                     5,040,000
          3,825,000        A       Maryland State Health & Higher Educational Facilities Authority Revenue,
                                    Kaiser Permanente, Series A, 5.375% due 7/1/15                                    3,399,469
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     15,960,549
-------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 8.8%
$         2,200,000        AAA     Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                        $ 2,147,750
                                   Massachusetts Bay Transportation Authority, General Transportation System:
         14,490,000        AAA      Series A, MBIA-Insured, 4.500% due 3/1/26                                        11,265,975
                                    Series B:
          6,000,000        AAA       AMBAC-Insured, 5.375% due 3/1/25                                                 5,400,000
                                     FSA-Insured:
         15,000,000        AAA        5.250% due 3/1/20                                                              13,481,250
         32,200,000        AAA        5.250% due 3/1/26                                                              28,376,250
                                   Massachusetts Municipal Wholesale Electric Co., Power Supply
                                    System Revenue:
                                     Series A, AMBAC-Insured:
          5,900,000        AAA        5.000% due 7/1/14                                                               5,428,000
          2,950,000        AAA        5.000% due 7/1/17                                                               2,625,500
          9,435,000        AAA       Series B, MBIA-Insured, 5.000% due 7/1/17                                        8,397,150
                                   Massachusetts State College Building Authority Revenue,
                                    Series 1, MBIA-Insured:
          3,500,000        Aaa*      5.125% due 5/1/19                                                                3,180,625
          9,430,000        Aaa*      5.375% due 5/1/39                                                                8,321,975
          1,000,000        A-      Massachusetts State Development Finance Agency Revenue,
                                    Clarke University Issue, 5.125% due 7/1/18                                          851,250
                                   Massachusetts State Health and Educational Facilities Authority Revenue:
          7,500,000        AA-      Boston College Issue, Series L, 5.000% due 6/1/26                                 6,309,375
          2,000,000        A        Hebrew Rehabilitation Center for Aged, Series C, 5.250% due 7/1/17                1,715,000
                                    Partners Healthcare Systems, Series B:
          3,000,000        AA-       5.250% due 7/1/13                                                                2,707,500
          1,000,000        AA-       5.250% due 7/1/14                                                                  888,750
          2,000,000        AA-       5.250% due 7/1/15                                                                1,760,000
          7,000,000        AA-       5.125% due 7/1/19                                                                5,783,750
          4,500,000        AAA      Northeastern University, Series 1, MBIA-Insured, 5.000% due 10/1/29               3,768,750
          3,500,000        AAA     Massachusetts State HFA, Housing Development, Series B,
                                    MBIA-Insured, 5.300% due 12/1/17                                                  3,263,750
                                   Massachusetts State Turnpike Authority, Metro Highway Systems
                                    Revenue, Series A:
          6,900,000        AAA       5.250% due 1/1/29                                                                6,072,000
                                    AMBAC-Insured:
         58,860,000        AAA       4.750% due 1/1/34                                                               46,572,975
         10,000,000        AAA       5.000% due 1/1/39                                                                8,237,500
                                   MBIA-Insured:
          9,625,000        AAA       5.125% due 1/1/23                                                                8,433,904
          8,000,000        AAA       5.250% due 1/1/29                                                                7,070,000
          2,100,000        AAA       5.000% due 1/1/37                                                                1,735,125
         11,000,000        Aaa*    Massachusetts State Water Pollution Abatement, New Bedford PG-Series A,
                                    FGIC-Insured, 4.750% due 2/1/26                                                   8,923,750
                                   Massachusetts State Water Resources Authority:
         15,785,000        AAA      MBIA-Insured, 5.000% due 12/1/25                                                 13,496,175
                                    Series A, FSA-Insured:
          4,000,000        AAA       4.750% due 8/1/27                                                                3,230,000
         18,500,000        AAA       4.750% due 8/1/37                                                               14,499,375
                                    Series B:
          3,000,000        A1*       5.500% due 3/1/17                                                                2,868,750
         11,635,000        AAA       MBIA-Insured, 4.750% due 12/1/21                                                 9,686,138
          4,095,000        AAA      Series C, MBIA-Insured, 5.250% due 12/1/20                                        3,700,855
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    250,199,147
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                    15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Michigan -- 4.5%
$         1,790,000        AAA     Caledonia, MI Community Schools, FGIC-Insured, 4.875% due 5/1/19                 $ 1,537,162
          2,175,000        AAA     Coopersville, MI Area Public Schools, MBIA-Insured, 4.750% due 5/1/19              1,837,875
          3,000,000        AAA     Detroit, MI Water Supply System, Series A, FGIC-Insured,
                                    5.750% due 7/1/26                                                                 2,876,250
          5,000,000        AAA     Detroit & Wayne Counties, MI Stadium Authority Revenue, FGIC-Insured,
                                    5.250% due 2/1/27                                                                 4,400,000
          2,090,000        AAA     Grand Valley, MI State University Revenue, MBIA-Insured,
                                    5.250% due 10/1/17                                                                1,990,725
          2,140,000        AAA     Ingham County, MI Building Authority, AMBAC-Insured,
                                    5.000% due 11/1/16                                                                1,917,975
         23,000,000       AAA      Michigan Public Power Agency Revenue, (Belle River Project),
                                    Series A, MBIA-Insured, 5.250% due 1/1/18                                        21,303,750
                                   Michigan State Hospital Finance Authority Revenue, Healthcare Systems:
          5,355,000        A        6.125% due 11/15/19                                                               4,913,213
          2,500,000        A        6.250% due 11/15/24                                                               2,300,000
                                   Michigan State Strategic Fund, Resource Recovery Limited Obligation
                                    Revenue, Central Wayne Energy:
                                     Series A:
          8,000,000        NR         6.900% due 7/1/19 (c)                                                           7,260,000
          3,000,000        NR         7.000% due 7/1/27 (c)                                                           2,685,000
         12,000,000        NR       Series B, 6.800% due 7/1/13 (c)                                                  11,070,000
          5,500,000        AAA     Michigan State Trunk Line, Series A, 5.000% due 11/1/26                            4,633,750
         56,625,000        NR      Midland County, MI Economic Development Corp., PCR,
                                    Subordinated Limited Obligation, Series B, 9.500% due 7/23/09 (b)(c)             58,327,148
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    127,052,848
-------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 2.2%
            400,000        Aaa*    Burnsville, MN Multi-Family Revenue, Refunding Housing Coventry Court,
                                    Series A, GNMA-Collaterized, 5.900% due 9/20/19                                     387,000
                                   Hennepin County, MN Lease Revenue, COP:
          2,955,000        Aa1*     5.000% due 11/15/14                                                               2,733,375
          3,105,000        Aa1*     5.000% due 11/15/15                                                               2,860,481
                                   Minneapolis & St. Paul, MN Airport Revenue, Series A:
         14,990,000        AAA      5.125% due 1/1/25                                                                13,153,725
          2,350,000        AAA      5.000% due 1/1/30                                                                 1,991,625
         28,950,000        AAA      FGIC-Insured, 5.125% due 1/1/31                                                  25,077,938
                                   Minnesota State, General Obligation Unlimited:
          7,400,000        AAA      5.250% due 8/1/18                                                                 6,863,500
          6,375,000        AAA      5.250% due 8/1/19                                                                 5,880,938
          4,000,000        AA+     North St. Paul Maplewood, MN ISD, No. 622, Series A,
                                    5.125% due 2/1/20                                                                 3,570,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     62,518,582
-------------------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.3%
         10,890,000        AAA     Harrison County, MS Wastewater Management & Solid Waste,
                                    FGIC-Insured, 4.750% due 2/1/27                                                   8,766,450
-------------------------------------------------------------------------------------------------------------------------------
Missouri -- 0.6%
          4,750,000        AAA     Fenton, MO COP, (Capital Improvements Project), MBIA-Insured,
                                    5.125% due 9/1/17                                                                 4,328,438
          2,235,000        Aa1*    Missouri State Environmental Improvement & Energy Resources Authority,
                                    PCR, State Revolving Fund, Series E, 5.250% due 1/1/19                            2,067,375

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Missouri -- 0.6% (continued)
$         4,475,000        Aaa*    Poplar Bluff, MO Public Building Corp., Leasehold Revenue,
                                    MBIA-Insured, 5.100% due 9/1/18                                                 $ 3,982,750
          6,055,000        Aaa*    Springfield, MO (Capital Improvements Project), Public Building Corp.
                                    Leasehold Revenue, AMBAC-Insured, 5.375% due 6/1/19                               5,661,425
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     16,039,988
-------------------------------------------------------------------------------------------------------------------------------
Montana -- 1.1%
         33,350,000        NR      Montana State Board of Investment Resource Recovery Revenue,
                                    (Yellowstone Energy LP Project), 7.000% due 12/31/19 (b)(c)                      31,265,625
-------------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.3%
          5,500,000        AAA     Clark County, NV Passenger Facility Charge Revenue, Las Vegas
                                    McCarran International, MBIA-Insured, 4.750% due 7/1/22                           4,530,625
          5,575,000        AAA     Nevada State GO, (Projects 66 & 67), Series A, FGIC-Insured,
                                    5.000% due 5/15/28                                                                4,668,951
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      9,199,576
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.1%
          3,000,000        AAA     Manchester, NH Apartment Revenue, Series A, MBIA-Insured,
                                    4.500% due 1/1/28                                                                 2,298,750
-------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 1.9%
          2,465,000        Aaa*    Mount Holly, NJ Municipal Utilities Authority Sewer Revenue,
                                    MBIA-Insured, 4.750% due 12/1/28                                                  1,990,488
          2,500,000        Aaa*    New Jersey EDA Revenue, (Hillcrest Health Service Systems Project),
                                    AMBAC-Insured, 5.375 due 1/1/16                                                   2,368,750
          3,000,000        NR      New Jersey EDA Revenue, The Seeing Eye Inc., 6.200% due 12/1/24                    2,955,000
                                   New Jersey Health Care Facilities Financing Authority Revenue:
          1,000,000        AAA      Barnabas Health Services, Series B, 4.750% due 7/1/28                               800,000
                                    Barnert Hospital, MBIA-Insured:
            495,000        AAA       4.750% due 2/1/15                                                                  433,125
            685,000        AAA       4.750% due 8/1/15                                                                  598,519
            575,000        AAA       4.750% due 8/1/16                                                                  495,219
          5,000,000        AAA      FSA-Insured, 5.250% due 7/1/19                                                    4,506,250
          2,500,000        BBB      Rahway Hospital Obligation Group, 5.000% due 7/1/08                               2,209,375
                                   New Jersey State, GO:
         22,000,000        AA+      4.500% due 2/1/17                                                                18,452,500
         13,805,000        AA+      4.500% due 2/1/18                                                                11,475,405
          2,250,000        Aa2*    New Jersey State, Transportation Trust Fund, Series A,
                                    5.000% due 6/15/17                                                                2,013,750
                                   South Jersey, Transportation Systems Authority Revenue, AMBAC-Insured:
          3,850,000        AAA      5.000% due 11/1/16                                                                3,474,625
          2,000,000        AAA      5.000% due 11/1/17                                                                1,790,000
          2,000,000        AAA      5.000% due 11/1/18                                                                1,775,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     55,338,006
-------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.1%
          2,400,000        AAA     New Mexico Mortgage Financing Authority, Single-Family Mortgage
                                    Program, General Obligation Unlimited, FNMA,
                                    GNMA & FHLMC-Collateralized, 5.000% due 9/1/17                                    2,175,000
-------------------------------------------------------------------------------------------------------------------------------
New York -- 8.6%
          3,470,000        Aaa*    Allegany County, NY IDA Civic Facilities Revenue, Alfred University,
                                    MBIA-Insured, 5.000% due 8/1/18                                                   3,079,625
          1,710,000        AA      Housing Corp. of New York Revenue, 5.500% due 11/1/20                              1,568,925

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
New York -- 8.6% (continued)
$         9,500,000        AAA     Metropolitan Transportation Authority of New York, Commuter Facilities
                                    Revenue, Series D, MBIA-Insured, 5.125% due 7/1/22                              $ 8,324,375
                                   Metropolitan Transportation Authority of New York:
                                    Dedicated Tax Fund, Transit Facilities Revenue:
                                     Series A:
         13,465,000        AAA        FGIC-Insured, 5.875% due 4/1/25                                                13,313,519
          4,190,000        AAA        FGIC-Insured, 4.750% due 4/1/28                                                 3,372,950
         10,000,000        AAA        FSA-Insured, 5.000% due 4/1/17                                                  8,925,000
          2,500,000        AAA       Series B, 4.875% due 7/1/18                                                      2,159,375
            550,000        AAA       Series C, FSA-Insured, 4.750% due 7/1/16                                           478,500
          1,100,000        AAA     Municipal Assistance Corp. for City of Troy, NY Series A,
                                    MBIA-Insured, 5.000% due 1/15/16                                                    998,250
         11,000,000        AAA     Nassau County, NY Healthcare Corp., Health Systems Revenue,
                                    FSA-Insured, 5.500% due 8/1/19                                                   10,285,000
          2,500,000        AAA     Nassau County, NY IDA Civic Facilities Revenue,
                                    (Hofstra University Project), 4.750% due 7/1/28                                   2,009,375
          3,000,000        AAA     New York, NY City Health & Hospital Corp. Revenue, Health Systems,
                                    Series A, 5.000% due 2/15/20                                                      2,583,750
          4,000,000        AAA     New York, NY City IDA Facilities Revenue, (Lighthouse International Project),
                                    MBIA-Insured, 4.500% due 7/1/33                                                   3,015,000
          1,280,000        AAA     New York, NY IDA, Civic Facilities Revenue, (Trinity Episcopal
                                    School Corp. Project ), MBIA-Insured, 5.250% due 6/15/17                          1,187,200
         13,500,000        AAA     New York, NY Metropolitan Triborough Authority, Series A, AMBAC-Insured,
                                    5.250% due 1/1/29                                                                11,812,500
         11,950,000        AAA     New York, NY Municipal Water Finance Authority, Water & Sewer Systems
                                    Revenue, Series B, MBIA-Insured, 5.375% due 6/15/19                              11,143,375
                                   New York, NY Transitional Finance Authority Revenue, Future Tax Secured:
          6,450,000        AA       Series A, 4.750% due 11/15/16                                                     5,603,435
                                    Series B:
         13,915,000        AA        4.750% due 11/1/16                                                              12,088,656
          4,515,000        AA        4.750% due 11/1/17                                                               3,877,256
          2,530,000        AAA      Series C, FGIC-Insured, 5.000% due 5/1/16                                         2,289,650
                                   New York State Dormitory Authority:
          5,000,000        AAA      City University System, Consolidated Third General Resolution,
                                     Series 2, MBIA-Insured, 6.250% due 7/1/19                                        5,268,750
          1,000,000        Aaa*    Culinary Institute of America, MBIA-Insured, 5.000% due 7/1/17                       896,250
                                   Iona College, MBIA-Insured:
            485,000        AAA      6.600% due 7/1/07                                                                   502,581
            420,000        AAA      6.600% due 7/1/08                                                                   435,225
            555,000        AAA      6.600% due 7/1/09                                                                   574,425
            540,000        AAA      6.700% due 7/1/10                                                                   559,575
                                   Lease Revenue, Court Facilities, City of NY Issue:
          7,000,000        AAA      AMBAC-Insured, 5.750% due 5/15/30                                                 6,755,000
         10,250,000        A-       6.000% due 5/15/39                                                                9,891,250
                                   Mental Health Services Facilities Improvement Revenue, FSA-Insured:
          4,000,000        AAA      Series C, 5.125% due 8/15/17                                                      3,615,000
          2,000,000        AAA      Series D, 5.125% due 8/15/17                                                      1,807,500
         13,765,000        AAA     Montefiore Medical Center, AMBAC-Insured, 5.250% due 2/1/15                       12,732,625
          5,000,000        AAA     North General Hospital, Series G, AMBAC-Insured, 5.200% due 2/15/15                4,643,750
          5,730,000        AAA     NY Presbyterian Hospital, AMBAC-Insured, 4.750% due 8/1/27                         4,562,513
         13,635,000        AAA     State University Educational Facilities, Series A, MBIA-Insured,
                                    5.000% due 5/15/17                                                               12,220,369

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

          FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
New York -- 8.6% (continued)
$         7,000,000        A-      New York State Energy Research & Development Authority PCR,
                                    (Lilco Project), Series A, Remarketed 3/1/99, 5.150% due 3/1/16               $   6,265,000
          2,000,000        A       New York State GO, 12.000% due 11/15/03                                            2,462,500
          6,000,000        AAA     New York State Medical Care Facilities Finance Agency Revenue,
                                    FGIC-Insured, 5.250% due 2/15/19                                                  5,422,500
          6,530,000        Aa2*    New York State Mortgage Agency Revenue, Homeowner Mortgage
                                    Series 80, 5.100% due 10/1/17                                                     5,950,463
                                   New York State Thruway Authority, Highway & Bridge Transportation Fund,
                                    FGIC-Insured:
          7,010,000        AAA       Series A, FGIC-Insured, 5.000% due 4/1/19                                        6,168,800
          2,320,000        AAA       Series B, 5.000% due 4/1/17                                                      2,082,200
                                   New York State Urban Development Corp. Revenue,
                                    Correctional Capital Facilities:
          4,000,000        AAA       AMBAC-Insured, 5.250% due 1/1/18                                                 3,665,000
                                     FSA-Insured:
          7,500,000        AAA        5.000% due 1/1/19                                                               6,571,875
          5,000,000        AAA        5.000% due 1/1/20                                                               4,337,500
          3,250,000        AAA       Series A, FSA-Insured, 5.250% due 1/1/21                                         2,920,938
          1,000,000        AAA     St. Lawrence County, NY Industrial Developmental Agency,
                                    Civic Facilities Revenue, (St. Lawrence University Project), Series A,
                                    MBIA-Insured, 5.375% due 7/1/18                                                     945,000
                                   Triborough Bridge & Tunnel Authority of New York, General Purpose
                                    Revenue Bonds:
                                     Series A:
         10,000,000        Aa3*       5.200% due 1/1/20                                                               8,937,500
         11,000,000        Aa3*       5.000% due 1/1/24                                                               9,418,750
          5,000,000        AAA        Special Obligation, MBIA-Insured, 4.750% due 1/1/24                             4,106,250
          3,000,000        Aa3*     Series B, 5.500% due 1/1/30                                                       2,737,500
          2,000,000        AAA     Yonkers, NY GO, FGIC-Insured, Series B, 5.000% due 9/1/17                          1,772,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    246,344,805
-------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 1.8%
          4,500,000        A2*     Carteret County, NC COP, (Elementary School Project),
                                    6.500% due 2/1/07                                                                 4,663,125
          2,500,000        AA+     Charlotte, NC, Water & Sewer Systems Revenue, 5.250% due 6/1/24                    2,268,750
                                   North Carolina Medical Care Commission:
                                    Health Care Facilities Revenue:
          3,000,000        AA        Carolina Medicorp Project, 5.125% due 5/1/16                                     2,655,000
          4,750,000        AA        Duke University Health Systems, Series A, 5.000% due 6/1/23                      3,918,750
                                     Novant Health Project, Series B:
            655,000        AA         5.000% due 10/1/16                                                                569,031
          1,095,000        A          5.000% due 10/1/17                                                                936,225
                                    Hospital Revenue:
          4,500,000        AA-       First Health of the Carolinas, 4.750% due 10/1/26                                3,510,000
          1,500,000        A+        Gaston Health Care, 5.000% due 12/15/12                                          1,366,875
         14,265,000        AAA       Pitt County Memorial Hospital, Series A, MBIA-Insured,
                                      4.750% due 12/1/28                                                             11,305,013
          1,000,000        Aaa*      Wayne Memorial Hospital, 5.000% due 10/1/21                                        860,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     19

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------


         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 1.8% (continued)
$        13,005,000        AAA     North Carolina Municipal Power Agency No.1, Catawaba Electric Revenue,
                                    Series A, AMBAC-Insured, 5.375% due 1/1/20 (b)                                  $11,883,319
          2,500,000        AA+     Raleigh, NC Combined Enterprise System Revenue, 4.750% due 3/1/19                  2,109,375
            500,000        AAA     Sampson Area Development Corp., Installment Payment Revenue,
                                    MBIA-Insured, 4.750% due 6/1/19                                                     422,500
                                   University of North Carolina Hospital, Chapel Hill Revenue, AMBAC-Insured:
          1,455,000        AAA      5.250% due 2/15/17                                                                1,360,425
          3,125,000        AAA      5.000% due 2/15/21                                                                2,695,313
          1,250,000        AAA      5.000% due 2/15/24                                                                1,060,938
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     51,584,639
-------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
          1,000,000        AAA     Burleigh County, ND Health Care Revenue, Medcenter One Inc.,
                                    MBIA-Insured, 5.250% due 5/1/13                                                     941,250
-------------------------------------------------------------------------------------------------------------------------------
Ohio -- 6.8%
                                   Akron, Bath and Copley, OH Joint Township Hospital District, Hospital
                                    Revenue, (Akron General Medical Center Project), AMBAC-Insured:
         14,630,000        AAA       5.375% due 1/1/17 (b)                                                           13,807,063
         18,000,000        AAA       5.375% due 1/1/22                                                               16,402,500
          8,375,000        AAA     Akron, OH EDA Revenue, MBIA-Insured, 5.000% due 12/1/18                            7,422,344
          3,000,000        Aaa*    Akron-Summit County, OH Public Library GO, Series A, FGIC-Insured,
                                    5.000% due 12/1/15                                                                2,718,750
          1,000,000        Aaa*    Brecksville-Broadview Heights, OH City School District,
                                    FGIC-Insured, 6.500% due 12/1/16                                                  1,055,000
                                   Clermont County, OH Hospital Facilities Revenue, Mercy Health
                                    Systems, Series B, AMBAC-Insured:
          3,415,000        AAA       5.625% due 9/1/16                                                                3,333,894
          1,000,000        AAA       5.625% due 9/1/21                                                                  948,750
                                   Cleveland, OH Waterworks Revenue, Refunding & Improvement,
                                    First Mortgage, Series H, MBIA-Insured:
          1,000,000        AAA       5.625% due 1/1/13                                                                  995,000
             15,000        AAA       5.700% due 1/1/14                                                                   13,894
            985,000        AAA       Pre-Refunded-- Escrowed with state and local government
                                      securities to 1/1/06 Call @ 102, 5.700% due 1/1/14 (c)                          1,028,094
          3,000,000        AAA     Cleveland-Cuyahoga County, OH Port Authority Revenue, Rock & Roll
                                    Hall of Fame, AMBAC-Insured, 5.400% due 12/1/15                                   2,917,500
                                   Cuyahoga County, OH Hospital Revenue, University Hospital Systems,
                                    AMBAC-Insured:
          2,500,000        AAA       5.400% due 1/15/19                                                               2,337,500
          7,000,000        AAA       5.500% due 1/15/30                                                               6,405,000
                                   Cuyahoga County, OH Hospital Revenue, Refunding and Improvement:
          1,000,000        AAA      (Metrohealth System Project), MBIA-Insured, 5.625% due 2/15/17                      971,250
                                     Series A:
          3,550,000        AAA        5.125% due 2/15/13 (b)                                                          3,372,500
          6,680,000        AAA        5.125% due 2/15/15                                                              6,187,350
          3,025,000        AAA        5.125% due 2/15/16                                                              2,779,219
          4,890,000        AAA        5.125% due 2/15/17                                                              4,456,013
         13,935,000        AAA        5.250% due 2/15/19                                                             12,837,619
                                     Series B:
          1,250,000        AA-        5.250% due 1/1/15                                                               1,129,688
          3,750,000        AA-        5.125% due 1/1/29                                                               3,046,875

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Ohio -- 6.8% (continued)
$         4,000,000        AAA     Delaware County, OH Sewer District, GO, MBIA-Insured,
                                    4.750% due 12/1/24                                                            $   3,240,000
          4,065,000        AAA     Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue
                                    Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                              3,643,256
                                   Hamilton County, OH Sales Tax, MBIA-Insured:
          1,500,000        AAA      Football Project-A, 4.750% due 12/1/27                                            1,213,125
          9,650,000        AAA      Football Project-B, 5.000% due 12/1/27                                            8,154,250
          1,520,000        Aa3*     Lakewood, OH GO, 5.125% due 12/1/17                                               1,385,100
                                   Lucas County, OH Hospital Revenue, Promedia Healthcare
                                    Obligation Group, AMBAC-Insured:
         10,000,000        AAA       5.375% due 11/15/23                                                              9,037,500
         35,550,000        AAA       5.375% due 11/15/29                                                             31,728,375
          3,000,000        Aaa*    Medina, OH City School District, GO FGIC-Insured, 5.000% due 12/1/18               2,651,250
          3,025,000        Aaa*    Muskingum County, OH Improvement Facilities, GO, MBIA-Insured,
                                    5.125% due 12/1/19                                                                2,707,375
          1,630,000        AA-     New Lexington, OH School District, GO, 5.375% due 12/1/21                          1,497,563
                                   Ohio State Building Authority, State Facilities:
          2,725,000        AA-      Administration Building Fund Projects, Series A, 5.000% due 10/1/15               2,472,938
                                    Adult Correctional Buildings Funds Projects, Series A:
          5,000,000        AA-       5.000% due 10/1/18                                                               4,431,250
          5,010,000        AA-       5.000% due 4/1/16                                                                4,509,000
          2,875,000        A2*     Ohio State Higher Educational Facilities Revenue,
                                    (John Carroll University Project), 5.850% due 4/1/20                              2,799,531
          1,500,000        NR      Ohio State Solid Waste Revenue, Republic Engineered Steels Inc.,
                                    9.000% due 6/1/21 (c)                                                               750,000
          2,670,000        AAA     Ohio State Water Development Authority Revenue, Water Development,
                                    Fresh Water Series, FSA-Insured, 5.000% due 12/1/16                               2,416,350
          6,000,000        AA-     Olentangy, OH, Local School District, GO, 5.000% due 12/1/27                       5,092,500
          2,955,000        AAA     Parma, OH, GO, Series A, FGIC-Insured, 5.000% due 12/1/18                          2,611,481
          8,000,000        AAA     South-Western City School District, OH Franklin & Pickway County,
                                    AMBAC-Insured, 4.750% due 12/1/26                                                 6,340,000
          1,585,000        AAA     Twinsburg, OH Local School District, FGIC-Insured,
                                    5.900% due 12/1/21                                                                1,575,094
          1,525,000        AAA     University of Akron, OH General Receipts, AMBAC-Insured,
                                    5.250% due 1/1/22                                                                 1,374,406
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    193,796,147
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.1%
          1,975,000        AA      Tulsa, OK Industrial Authority, Hospital Revenue, (St. John's Medical
                                    Center Project), 6.250% due 2/15/17                                               2,086,094
          1,000,000        AA-     Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project),
                                    6.250% due 10/1/14                                                                1,045,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,131,094
-------------------------------------------------------------------------------------------------------------------------------
Oregon -- 1.0%
          6,650,000        AA      Clackamas County, OR Hospital Facilities Revenue, Legacy Health Systems,
                                    5.250% due 2/15/17                                                                6,043,188
          2,860,000        AAA     Clackamas & Washington Counties, OR School District No.3, FGIC-Insured,
                                    5.000% due 6/1/15                                                                 2,599,025

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     21

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Oregon -- 1.0% (continued)
                                   Oregon State Department of Administrative Services Corp., Series A,
                                    AMBAC-Insured:
$         7,155,000        AAA       4.875% due 5/1/16                                                            $   6,341,119
          6,505,000        AAA       4.875% due 5/1/17                                                                5,740,663
          6,950,000        AA      Oregon State GO, Series B, 6.375% due 8/1/24 (b)                                   7,045,563
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     27,769,558
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.5%
          1,000,000        Aaa*    Delaware County, PA University Authority Revenue, Villanova University,
                                    Series A, MBIA-Insured, 5.000% due 12/1/18                                          881,250
          1,290,000        Aaa*    Lower Bucks County, PA Joint Municipal Authority, Sewer & Water Revenue,
                                    FSA-Insured, 5.000% due 11/15/17                                                  1,146,488
          6,000,000        AAA     Montgomery County, PA Higher Education & Health Authority Revenue,
                                    Holy Redeemer Health, Series A, 5.250% due 10/1/17                                5,422,500
          2,860,000        AAA     Pennsylvania Cambria School District, FGIC-State Aid Withholding,
                                    4.900% due 8/15/17                                                                2,491,775
                                   Pennsylvania Economic Development Financing Authority, Resource
                                    Recovery Revenue, (Northampton Generating Project), Series C:
          2,000,000        NR        6.875% due 1/1/11 (c)                                                            1,907,500
         12,000,000        NR        6.950% due 1/1/21 (b)(c)                                                        11,250,000
                                   Pennsylvania State University:
                                    Series A:
          3,430,000        AA-       5.000% due 8/15/15                                                               3,129,875
          3,660,000        AA-       5.000% due 8/15/16                                                               3,284,850
                                    Series B:
          1,035,000        AA-       5.000% due 8/15/15                                                                 944,438
          1,090,000        AA-       5.000% due 8/15/16                                                                 978,275
                                   Philadelphia, PA School District GO, Series B, AMBAC-Insured:
          3,310,000        AAA       5.250% due 4/1/17                                                                3,078,300
          2,220,000        AAA       5.375% due 4/1/19                                                                2,075,700
          8,745,000        AAA     Pittsburgh & Allegheny County, PA Public Auditorium, Hotel Room,
                                    AMBAC-Insured, 5.000% due 2/1/24                                                  7,466,044
                                   Pittsburgh & Allegheny County, PA Public Auditorium,
                                    Regional Asset District Sales Tax, AMBAC-Insured:
          5,250,000        AAA       5.000% due 2/1/24                                                                4,482,188
          8,115,000        AAA       5.000% due 2/1/29                                                                6,836,888
                                   Saint Mary Hospital Authority, Bucks County Catholic Health Initiatives,
                                    Series A:
          2,680,000        AA        5.375% due 12/1/12                                                               2,532,600
          1,000,000        AA        5.000% due 12/1/18                                                                 838,750
                                   Southeastern PA, Transportation Authority Revenue, Series A, FGIC-Insured:
         11,550,000        AAA       4.750% due 3/1/24                                                                9,398,813
          3,000,000        AAA       4.750% due 3/1/29                                                                2,400,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     70,546,234
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 2.2%
$         2,625,000        AAA     Berkeley County, SC School District COP, Berkeley School Facilities
                                    Group Inc., MBIA-Insured, 5.250% due 2/1/16                                  $    2,490,469
                                   Citadel Military College, SC Revenue, AMBAC-Insured:
          1,000,000        AAA      5.125% due 4/1/15                                                                   928,750
          3,115,000        AAA      5.125% due 4/1/17                                                                 2,865,800
                                   Greenville, SC Memorial Auditorium District, Public Facilities Corp., COP,
                                    (Bi-Lo Center Project), Series B, AMBAC-Insured:
          1,815,000        AAA       4.750% due 3/1/17                                                                1,551,825
          4,000,000        AAA       4.750% due 3/1/24                                                                3,265,000
          7,000,000        AAA     Lexington County, SC Health Services District Inc., Hospital Revenue,
                                    Refunding & Improvement, FSA-Insured, 5.250% due 11/1/17                          6,457,500
          5,000,000        AAA     Piedmont Municipal Power Agency, SC Electric Revenue, Series A,
                                    MBIA-Insured, 4.875% due 1/1/17                                                   4,343,750
         45,000,000        Aaa*    South Carolina, Transportation Infrastructure Revenue, Series A,
                                    AMBAC-Insured, 5.250% due 10/1/21                                                40,443,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     62,346,844
-------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 0.9%
                                   Chattanooga, TN Health and Educational Housing Facilities Board,
                                    Mortgage Revenue, Red Bank Health Care, FHA-Insured,
                                     (LOC - Citibank N.A.):
             10,000        A          11.250% due 2/1/02                                                                 11,013
            115,000        A          11.250% due 8/1/02                                                                129,375
            120,000        A          11.250% due 2/1/03                                                                137,400
            130,000        A          11.250% due 8/1/03                                                                151,775
            135,000        A          11.250% due 2/1/04                                                                158,963
            145,000        A          11.250% due 8/1/04                                                                173,638
            150,000        A          11.250% due 2/1/05                                                                182,063
            180,000        A          11.250% due 8/1/05                                                                221,625
                                   Hardeman County, TN Correctional Facilities Corp.:
          1,200,000        NR       6.900% due 8/1/03                                                                 1,207,500
         11,000,000        NR       7.750% due 8/1/17                                                                11,398,750
         10,890,000        AA+     Shelby County, TN GO Series A, 5.000% due 3/1/20                                   9,528,750
          2,380,000        AAA     Shelby County, TN Health, Educational & Housing Facilities Board,
                                    Hospital Revenue, Methodist Health System, Remarketed 8/1/97,
                                    MBIA-Insured, 5.200% due 8/1/13                                                   2,237,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     25,538,052
-------------------------------------------------------------------------------------------------------------------------------
Texas -- 17.1%
          3,000,000        AAA     Aledo, TX ISD, GO, PSF, 5.000% due 2/15/29                                         2,497,500
          6,300,000        AAA     Austin, TX ISD, General Obligation Unlimited, PSFG, 5.125% due 8/1/16              5,756,625
                                   Austin, TX Water, Sewer & Electric Revenue:
            320,000        A*       Pre-Refunded-- Escrowed with U.S. government securities to various call dates (5/15/99 to 11/15/01) Call @ 100,
                                     14.000% due 11/15/01 (f)                                                           345,200
          3,400,000        A*       Re-Refunded-- Escrowed with U.S. government securities to
                                     various call dates (5/15/99 to 11/15/01) Call @ 100,
                                     14.000% due 11/15/01 (f)                                                         3,659,250
         24,735,000        A*       Un-Refunded-- Escrowed with U.S. government securities to
                                     various call dates (5/15/99 to 11/15/01) Call @ 100,
                                     14.000% due 11/15/01 (f)                                                        26,837,475

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     23

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Texas -- 17.1% (continued)
                                   Bedford, TX GO, FSA-Insured:
$         1,000,000        Aaa*     5.125% due 2/1/15                                                               $   922,500
          1,000,000        Aaa*     5.125% due 2/1/16                                                                   913,750
            500,000        Aaa*     5.250% due 2/1/17                                                                   460,000
            500,000        Aaa*     5.250% due 2/1/18                                                                   456,250
                                   Bell County, TX Health Facilities Development Corp. Revenue,
                                    Cook Children's Medical Center, FSA-Insured:
          1,575,000        AAA       5.000% due 12/1/12                                                               1,452,938
          1,660,000        AAA       5.100% due 12/1/13                                                               1,535,500
          1,245,000        AAA       5.125% due 12/1/14                                                               1,143,844
          1,840,000        AAA       5.200% due 12/1/15                                                               1,688,200
          2,000,000        AAA       5.200% due 12/1/16                                                               1,820,000
          2,155,000        AAA       5.250% due 12/1/18                                                               1,939,500
          2,570,000        AAA     Bexar County, TX Health Facilities Development Corp. Revenue,
                                    Baptist Health System, Series A, MBIA-Insured, 5.250% due 11/15/27                2,226,263
          1,000,000        AAA     Brazos County, TX Health Facilities Development Corp. Revenue, Franciscan
                                    Services Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/28                888,750
          4,700,000        AAA     Brazos River Authority, TX Authority Revenue, (Houston Industrial Inc.
                                    Project), Series A, 5.125% due 5/1/19                                             4,171,250
          1,000,000        Baa1*   Brazos River Authority, TX PCR, Utilities Electric Co., Series C,
                                    5.550% due 6/1/30 (c)                                                               833,750
          2,100,000        BBB     Brownsville, TX Naval District, (Union Carbide Corp. Project),
                                    5.100% due 1/1/12                                                                 1,890,000
          3,250,000        AAA     Brownsville, TX Utilities System Revenue, Priority Refunding,
                                    AMBAC-Insured, 5.250% due 9/1/20                                                  2,916,875
          4,795,000        Aaa*    Burleson, TX ISD, PSFG, 6.750% due 8/1/24                                          5,070,713
          2,300,000        AAA     Carroll, TX, ISD GO, PSFG, 4.875% due 8/15/27                                      1,871,625
          1,995,000        AA      Carrollton, TX, GO, 5.000% due 8/15/19                                             1,748,119
          4,370,000        AAA     Carrollton, TX ISD GO, PSFG, 4.625% due 2/15/17                                    3,676,263
          3,000,000        AAA     Conroe, TX ISD, PSFG, Lot A, 5.600% due 2/15/21                                    2,880,000
                                   Corpus Christi, TX, Utility Systems Revenue, FSA-Insured:
          2,700,000        AAA      5.000% due 7/15/17                                                                2,386,125
          2,110,000        AAA      5.000% due 7/15/19                                                                1,846,250
          2,400,000        AAA     Cypress-Fairbanks, TX ISD, GO, PSFG, 4.750% due 2/15/22                            1,971,000
          4,700,000        AAA     Dallas, TX Civic Center, MBIA-Insured, 4.875% due 8/15/23                          3,918,625
                                   Del Valle, TX ISD, GO, PSFG:
          1,875,000        AAA      5.100% due 2/1/13                                                                 1,778,906
          3,025,000        AAA      5.125% due 2/1/14                                                                 2,835,938
          3,185,000        AAA      5.150% due 2/1/15                                                                 2,958,069
          5,850,000        AAA     Edinburg, TX ISD, Public Facilities Corp. Lease Revenue, AMBAC-Insured,
                                    5.000% due 8/15/19                                                                5,118,750
                                   El Paso County, TX Community College District Revenue, Combination Fee,
                                    AMBAC-Insured, Series B:
          1,000,000        AAA       5.125% due 4/1/15                                                                  918,750
          1,545,000        AAA       5.125% due 4/1/19                                                                1,378,913
                                   El Paso County, TX GO, FGIC-Insured:
          1,235,000        AAA      5.000% due 2/15/14                                                                1,136,200
          2,355,000        AAA      5.000% due 2/15/18                                                                2,066,513
          2,280,000        A3*     El Paso County, TX Housing Finance Corp.,
                                    Multi-Family Housing Revenue, Las Lomas Apartments,
                                    Series A, 6.375% due 12/1/29                                                      2,188,800

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
24                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Texas -- 17.1% (continued)
$         4,000,000        AAA     El Paso County, TX ISD, GO, PSFG, 4.750% due 2/15/19                             $ 3,360,000
          2,500,000        AAA     Elgin, TX ISD, GO, PSFG, 5.200% due 10/1/18                                        2,262,500
          1,215,000        AAA     Fort Bend County, TX Levee Improvement District No. 011,
                                    MBIA-Insured, 5.875% due 3/1/13                                                   1,233,225
                                   Fort Worth, TX Higher Education Finance Corp., Higher Education Revenue,
                                    (Texas Christian University Project):
          3,000,000        AA-       5.000% due 3/15/17                                                               2,662,500
          2,000,000        AA-       5.000% due 3/15/20                                                               1,735,000
          3,500,000        AAA     Fort Worth, TX ISD GO, PSFG, 5.000% due 2/15/19                                    3,058,125
          2,800,000        AA      Fort Worth, TX Water & Sewer Revenue, Refunding & Improvement,
                                    5.000% due 2/15/18                                                                2,509,500
          2,730,000        Aaa*    Frisco, TX ISD, GO, PSFG, 5.250% due 8/15/22                                       2,422,875
          1,200,000        BBB     Gulf Coast Waste Disposal Authority, Pollution Control Revenue,
                                    (Carbide Corp. Project), 5.100% due 1/1/12                                        1,074,000
                                   Gulf Coast Water Authority, Water Systems Contract Revenue,
                                    South Project, Series A, FSA-Insured:
          1,055,000        AAA       5.000% due 8/15/16                                                                 946,863
          2,085,000        AAA       5.000% due 8/15/17                                                               1,855,650
          2,135,000        AAA       5.000% due 8/15/18                                                               1,857,450
          1,600,000        AAA       5.000% due 8/15/22                                                               1,374,000
                                   Harris County, TX Health Facilities Development Corp.
                                    (Children's Hospital Project) Series A:
          2,410,000        AA        5.375% due 10/1/16                                                               2,184,063
          2,000,000        AA        5.250% due 10/1/29                                                               1,667,500
          1,000,000        A1*     Harris County, TX Industrial Development Corp., IDR, Cargill Inc.,
                                    7.000% due 10/1/15                                                                1,063,750
                                   Harris County, TX Toll Road:
         14,070,000        AAA      Sr. Lien Revenue, FGIC-Insured, 5.375% due 8/15/20                               12,997,163
                                    Sub. Lien Revenue:
          3,000,000        AA        5.125% due 8/15/16                                                               2,737,500
         28,670,000        AA        5.000% due 8/15/21                                                              24,692,038
         14,200,000        AAA       MBIA-Insured, 5.125% due 8/15/17                                                12,851,000
          8,520,000        AAA     Houston, TX Airport System Revenue, Sub. Lien, FGIC-Insured,
                                    5.125% due 7/1/22                                                                 7,476,300
                                   Houston, TX Community College System Revenue, Student Fee:
                                    AMBAC-Insured:
          1,315,000        AAA       5.000% due 4/15/15                                                               1,191,719
          1,380,000        AAA       5.000% due 4/15/16                                                               1,240,275
          1,450,000        AAA       5.000% due 4/15/17                                                               1,292,313
          1,520,000        AAA       5.000% due 4/15/18                                                               1,341,400
          1,045,000        AAA       MBIA-Insured, 5.650% due 4/15/15                                                 1,018,875
          5,000,000        AA-     Houston, TX GO, Series A, 4.750% due 3/1/17                                        4,275,000
         25,500,000        AAA     Houston, TX ISD, GO, Series A, PSFG, 4.750% due 2/15/22                           20,941,875
                                   Houston, TX Water & Sewer System Revenue, Jr. Lien, FGIC-Insured:
                                    Series A:
         15,195,000        AAA       5.250% due 12/1/22                                                              13,504,556
         29,000,000        AAA       5.250% due 12/1/25                                                              25,810,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     25

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Texas -- 17.1% (continued)
                                   Lubbock, TX Health Facilities Development Corp. Revenue,
                                    St. Joseph Health Systems:
$         2,800,000        AA        5.250% due 7/1/13                                                           $    2,562,000
          1,135,000        AA        5.250% due 7/1/14                                                                1,028,594
          4,400,000        AA        5.250% due 7/1/15                                                                3,949,000
          8,495,000        AA        5.250% due 7/1/16                                                                7,549,931
          8,095,000        AA        5.250% due 7/1/17                                                                7,123,600
          6,085,000        AA        5.250% due 7/1/18                                                                5,309,163
          6,545,000        AA        5.250% due 7/1/19                                                                5,661,425
         10,505,000        AA        5.000% due 7/1/23                                                                8,469,656
                                   Manor, TX ISD, GO, PSFG:
          1,185,000        AAA      5.100% due 8/1/14                                                                 1,103,531
          1,235,000        AAA      5.100% due 8/1/15                                                                 1,140,831
                                   Midland, TX ISD, GO, PSFG:
          1,435,000        Aaa*     5.000% due 2/15/17                                                                1,268,181
            770,000        Aaa*     4.750% due 2/15/18                                                                  652,575
          3,305,000        Aaa*     4.750% due 2/15/20                                                                2,755,544
          4,000,000        AAA     Midland County, TX Hospital District Revenue, AMBAC-Insured,
                                    5.375% due 6/1/16                                                                 3,730,000
          1,750,000        AAA     Montgomery County, TX COP, Series A, MBIA-Insured,
                                    5.000% due 3/1/18                                                                 1,535,625
          3,465,000        AAA     Montgomery County, TX GO, Utility District No. 47, Waterworks & Sewer,
                                    AMBAC-Insured, 4.750% due 10/1/21                                                 2,858,625
          9,660,000        AAA     North Central, TX Health Facility Development Corp. Revenue,
                                    (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15                  9,225,300
                                   North Forest, TX ISD, GO, PSFG:
          1,935,000        AAA      5.125% due 8/15/14                                                                1,809,225
          1,035,000        AAA      5.000% due 8/15/15                                                                  940,556
          1,385,000        AAA      5.000% due 8/15/16                                                                1,239,575
          1,000,000        AAA      5.000% due 8/15/18                                                                  876,250
          2,000,000        AAA     North Harris, Montgomery County, Community College District,
                                    AMBAC-Insured, 5.000% due 2/15/21                                                 1,727,500
          2,000,000        AAA     Northside, TX ISD, GO, PSF, 4.750% due 8/15/24                                     1,617,500
          3,630,000        AAA     Nueces River Authority, TX Water Supply Facilities, (Corpus Christi Lake
                                    Project), FSA-Insured, 5.500% due 3/1/27                                          3,335,063
          2,425,000        AAA     Pflugerville, TX GO, FGIC-Insured, 4.750% due 8/1/20                               2,015,781
          1,595,000        AA+     Plano, TX Refunding & Improvement GO, 5.150% due 9/1/16                            1,459,425
          3,000,000        AAA     Port of Port Arthur, TX Naval District, AMBAC-Insured,
                                    4.875% due 3/1/17                                                                 2,602,500
                                   Richardson, TX Refunding & Improvement GO:
            680,000        AA       5.000% due 2/15/16                                                                  613,700
          1,465,000        AA       5.000% due 2/15/18                                                                1,292,863
          2,400,000        AA      San Antonio, TX Electric & Gas Refunding, Series A, 5.000% due 2/1/18              2,106,000
          1,015,000        AAA     San Patricio, TX Municipal Water District, FSA-Insured,
                                    5.000% due 7/10/17                                                                  895,738
                                   Santa Fe, TX ISD, GO, PSFG:
          1,190,000        Aaa*     5.250% due 2/15/17                                                                1,094,800
          2,270,000        Aaa*     5.125% due 2/15/19                                                                2,023,138

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
26                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Texas -- 17.1% (continued)
                                   Socorro, TX ISD, GO, PSFG:
$         3,595,000        AAA      5.300% due 8/15/18                                                            $   3,338,856
          7,460,000        Aaa*     5.125% due 2/15/27                                                                6,378,300
          4,000,000        A+      Southwest Higher Education Authority, Southern Methodist University,
                                    5.000% due 10/1/18                                                                3,465,000
          1,610,000        AAA     Springtown, TX ISD, GO, PSFG, 5.000% due 2/15/14                                   1,481,200
                                   Stephenville, TX ISD, GO, PSFG:
          1,125,000        AAA      5.000% due 2/15/14                                                                1,035,000
          1,570,000        AAA      5.000% due 2/15/15                                                                1,428,700
          1,735,000        AAA      5.000% due 2/15/17                                                                1,533,306
          1,000,000        AAA     Texas State Department of Housing & Community Affairs, Multi-Family
                                    Revenue, (Volente Project,) FNMA Collateralized, 5.550% due 1/1/18 (c)              930,000
          2,300,000        AAA     Texas State Public Finance Authority, Building Revenue,
                                    AMBAC-Insured, 5.000% due 8/1/14                                                  2,110,250
         33,300,000        AAA     Texas State Turnpike Authority Dallas North Tollway Revenue,
                                    George Bush Turnpike, FGIC-Insured, 5.250% due 1/1/23 (b)                        29,678,625
                                   Texas State Water Development GO, Series D:
         10,000,000        AAA       5.000% due 8/1/16                                                                9,037,500
          6,000,000        AAA       5.000% due 8/1/19                                                                5,280,000
                                   Texas Water Development Board Revenue,
                                    State Revolving Fund, Sr. Lien, Series B:
          2,500,000        AAA       5.000% due 7/15/15                                                               2,271,875
         15,500,000        AAA       5.125% due 7/15/18                                                              13,969,375
         35,040,000        AAA       5.000% due 7/15/19 (b)                                                          30,703,800
                                   Tyler, TX Health Facilities Development Corp., (East Texas Medical
                                    Center Project):
          1,350,000        AAA      Series A, MBIA-Insured, 5.500% due 11/1/17                                        1,267,313
          1,500,000        AAA      Series B, FSA-Insured, 5.500% due 11/1/17                                         1,419,375
          3,250,000        AAA      Series C, FSA-Insured, 5.500% due 11/1/17                                         3,075,313
                                   Victoria, TX ISD, GO, PSFG:
          1,245,000        AAA      5.000% due 2/15/15                                                                1,132,950
          1,370,000        AAA      5.000% due 2/15/16                                                                1,229,575
          2,500,000        AAA     Victoria, TX Utility System Revenue, Series A, MBIA-Insured,
                                    5.000% due 12/1/21                                                                2,162,500
          3,000,000        Aaa*    Weatherford, TX ISD, GO, PSFG, 5.000% due 2/15/15                                  2,730,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    489,974,002
-------------------------------------------------------------------------------------------------------------------------------
Utah -- 2.6%
         88,295,000        A+      Intermountain Power Agency, UT Power Supply Revenue, Series D,
                                    5.000% due 7/1/21 (b)                                                            75,602,594
-------------------------------------------------------------------------------------------------------------------------------
Virgin Islands -- 0.4%
                                   Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A:
          1,000,000        BBB-*    5.300% due 10/1/11                                                                  936,250
         10,000,000        BBB-*    6.375% due 10/1/19                                                                9,800,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     10,736,250
-------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     27

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Virginia -- 0.7%
                                   Arlington County, VA IDA Multi-Family Housing Revenue,
                                    Sr. Lien-- Arlington Housing:
$           705,000        A         6.300% due 7/1/16                                                                $ 718,219
            750,000        A         6.350% due 7/1/20                                                                  762,188
          1,000,000        A         6.375% due 7/1/25                                                                1,016,250
          1,000,000        A       Woodbury Park Apartments, 5.350% due 7/1/18                                          916,250
          1,425,000        AAA     Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family
                                    Housing Revenue, (Battery Heights Project),
                                    Series A, GNMA-Collateralized, 6.100% due 4/20/16                                 1,448,156
          2,160,000        AA      Norfolk, VA Redevelopment & Housing Authority, Educational Facilities
                                    Revenue, Tidewater Community College Campus, 5.875% due 11/1/15                   2,187,000
                                   Virginia State Housing Development Authority, Commonwealth
                                    Mortgage Revenue, Series D, Subseries D-4, Remarketed 7/16/96:
          1,330,000        AA+       6.100% due 1/1/11                                                                1,349,950
          1,365,000        AA+       6.100% due 7/1/11                                                                1,383,768
          1,400,000        AA+       6.125% due 1/1/12                                                                1,419,250
          1,440,000        AA+       6.125% due 7/1/12                                                                1,459,800
          1,485,000        AA+       6.150% due 1/1/13                                                                1,501,706
          1,525,000        AA+       6.150% due 7/1/13                                                                1,542,155
          1,565,000        AA+       6.200% due 1/1/14                                                                1,578,693
          1,615,000        AA+       6.200% due 7/1/14                                                                1,629,131
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    18,912,516
-------------------------------------------------------------------------------------------------------------------------------
Washington -- 2.3%
                                   Aberdeen, WA Special Revenue, (Stafford Creek Correctional
                                    Center Project), AMBAC-Insured:
          1,165,000        AAA       4.750% due 11/1/14                                                               1,028,113
          1,220,000        AAA       4.750% due 11/1/15                                                               1,058,350
          7,000,000        AAA     Central Puget Sound, WA Regional Transportation Authority Sales Tax,
                                    FGIC-Insured, 4.750% due 2/1/28                                                   5,565,000
          2,740,000        AAA     King County, WA Go, Public Hospital District No. 2, MBIA-Insured,
                                    5.250% due 12/1/18                                                                2,459,150
          1,530,000        Aaa*    Thurston County, WA GO, MBIA-Insured, 5.000% due 8/1/15                            1,371,261
          3,980,000        Aaa*    Washington State Housing Finance Commission, Single Family Program,
                                    Series 3N, FNMA-GNMA-FHLMC-Collateralized, 5.250% due 12/1/17                     3,666,575
                                   Washington State Public Power Supply System:
                                    (Nuclear Project No. 3), Series B:
         24,000,000        Aa1*      5.500% due 7/1/17 (b)                                                           22,410,000
         29,220,000        Aa1*      5.500% due 7/1/18 (b)                                                           27,101,550
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     64,659,999
-------------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.2%
            500,000        A+      Ohio County, WV Board of Education, GO, 5.125% due 6/1/18                            445,625
          6,540,000        BBB     South Charleston, WV PCR, (Union Carbide Corp. Project),
                                    5.100% due 1/1/12                                                                 5,886,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      6,331,625
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
28                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            February 29, 2000
--------------------------------------------------------------------------------

         FACE
         AMOUNT            RATING(a)                        SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 1.2%
$         1,225,000        AAA     Merrill, WI Area Common Public School District, FSA-Insured,
                                    5.000% due 4/1/18                                                           $     1,079,530
          2,210,000        Aaa*    Waupun, WI School District, FGIC-Insured, 4.950% due 4/1/16                        1,964,138
          1,325,000        Aaa*    Winneconne, WI Community School District GO, FGIC-Insured,
                                    6.750% due 4/1/16                                                                 1,435,968
          2,000,000        AA      Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                                    6.450% due 3/1/17                                                                 2,040,000
         33,000,000        AAA     Wisconsin State Health & Educational Facilities Authority,
                                    Aurora Health Care Inc., MBIA-Insured, 5.250% due 8/15/17                        30,030,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     36,549,636
-------------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.1%
          1,000,000        AAA     Green River Sweetwater County, WY Joint Powers Board Revenue,
                                    Series A, FSA-Insured, 5.100% due 3/1/24                                            852,500
          2,000,000        AAA     Wyoming Building Corp. Revenue, AMBAC-Insured, 5.000% due 10/1/13                  1,847,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,700,000
-------------------------------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100%
                                   (Cost-- $3,034,834,643**)                                                     $2,854,307,054
===============================================================================================================================

(a) All ratings are by Standard & Poor's Rating Service with the exception of those identified by an asterisk (*) or a double dagger (++), which are rated by Moody's Investor Service, Inc. and Fitch Investor Services, Inc., respectively.
(b) All or part of this security has been segregated by Custodian for open purchase commitments and/or futures contract commitments.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d)  Security in default.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.
(f) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 30 and 31 for definitions of ratings and certain security descriptions.



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     29

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Rating from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay
              principal is extremely strong.
AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB         -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.
B          -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Investors Services, Inc. ("Fitch")-- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA         -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR         -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.



--------------------------------------------------------------------------------
30                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1       -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1        -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1     -- Moody's highest rating for issues having a demand feature --VRDO.
P-1        -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG       --    Association of Bay Area Governments
AIG        --    American International Guaranty
AMBAC      --    AMBAC Indemnity Corporation
BAN        --    Bond Anticipation Notes
BIG        --    Bond Investors Guaranty
CGIC       --    Capital Guaranty Insurance Company
CHFCLI     --    California Health Facility Construction Loan Insurance
COP        --    Certificate of Participation
EDA        --    Economic Development Authority
ETM        --    Escrowed To Maturity
FAIRS      --    Floating Adjustable Interest Rate Securities
FGIC       --    Financial Guaranty Insurance Company
FHA        --    Federal Housing Administration
FHLMC      --    Federal Home Loan Mortgage Corporation
FNMA       --    Federal National Mortgage Association
FRTC       --    Floating Rate Trust Certificates
FSA        --    Federal Savings Association
GIC        --    Guaranteed Investment Contract
GNMA       --    Government National Mortgage Association
GO         --    General Obligation
HDC        --    Housing Development Corporation
HFA        --    Housing Finance Authority
IDA        --    Industrial Development Authority
IDB        --    Industrial Development Board
IDR        --    Industrial Development Revenue
INFLOS     --    Inverse Floaters
ISD        --    Independent School District
LOC        --    Letter of Credit
MBIA       --    Municipal Bond Investors Assurance Corporation
MVRICS     --    Municipal Variable Rate Inverse Coupon Security
PCR        --    Pollution Control Revenue
PSFG       --    Permanent School Fund Guaranty
RAN        --    Revenue Anticipation Notes
RIBS       --    Residual Interest Bonds
RITES      --    Residual Interest Tax-Exempt Security
SYCC       --    Structured Yield Curve Certificate
TAN        --    Tax Anticipation Notes
TECP       --    Tax Exempt Commercial Paper
TOB        --    Tender Option Bonds
TRAN       --    Tax and Revenue Anticipation Notes
VAN        --    Veterans Administration
VRDD       --    Variable Rate Daily Demand
VRWE       --    Variable Rate Wednesday Demand



--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                    31

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            February 29, 2000
--------------------------------------------------------------------------------

ASSETS:
          Investments, at value (Cost-- $3,034,834,643)                                                             $ 2,854,307,054
          Receivable for Fund shares sold                                                                                   536,630
          Interest receivable                                                                                            38,438,640
------------------------------------------------------------------------------------------------------------------------------------
          Total Assets                                                                                                2,893,282,324
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
          Payable for securities purchased                                                                               77,742,186
          Payable to bank                                                                                                 3,457,018
          Payable for Fund shares purchased                                                                               2,447,820
          Investment advisory fees payable                                                                                  729,178
          Payable to broker-- variation margin                                                                              450,000
          Administration fees payable                                                                                       387,647
          Distribution fees payable                                                                                         130,283
          Accrued expenses                                                                                                  370,319
------------------------------------------------------------------------------------------------------------------------------------
          Total Liabilities                                                                                              85,714,451
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                                    $ 2,807,567,873
====================================================================================================================================

NET ASSETS:
          Par value of capital shares                                                                               $     1,982,846
          Capital paid in excess of par value                                                                         3,097,688,726
          Undistributed net investment income                                                                               283,872
          Accumulated net realized loss from security transactions and futures contracts                               (110,490,450)
          Net unrealized depreciation of investments and futures contracts                                             (181,897,121)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                                    $ 2,807,567,873
====================================================================================================================================
Shares Outstanding:
          Class A                                                                                                       125,542,776
------------------------------------------------------------------------------------------------------------------------------------
          Class B                                                                                                        60,050,612
------------------------------------------------------------------------------------------------------------------------------------
          Class L                                                                                                        10,003,414
------------------------------------------------------------------------------------------------------------------------------------
          Class Y                                                                                                         2,687,806
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
          Class A (and redemption price)                                                                            $         14.16
------------------------------------------------------------------------------------------------------------------------------------
          Class B *                                                                                                 $         14.16
------------------------------------------------------------------------------------------------------------------------------------
          Class L **                                                                                                $         14.15
------------------------------------------------------------------------------------------------------------------------------------
          Class Y (and redemption price)                                                                            $         14.18
------------------------------------------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
          Class A (net asset value plus 4.17% of net asset value per share)                                         $         14.75
------------------------------------------------------------------------------------------------------------------------------------
          Class L (net asset value plus 1.01% of net asset value per share)                                         $         14.29
====================================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
32                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended February 29, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
          Interest                                                                                                    $ 194,807,411
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
          Distribution fees (Note 3)                                                                                     11,327,351
          Investment advisory fees (Note 3)                                                                              10,576,937
          Administration fees (Note 3)                                                                                    5,904,963
          Shareholder and system servicing fees                                                                             919,159
          Registration fees                                                                                                 272,629
          Shareholder communications                                                                                        202,343
          Custody                                                                                                           144,437
          Audit and legal                                                                                                    91,746
          Pricing service fees                                                                                               90,533
          Directors' fees                                                                                                    58,475
          Other                                                                                                              51,418
------------------------------------------------------------------------------------------------------------------------------------
          Total Expenses                                                                                                 29,639,991
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                   165,167,420
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
          Realized Gain (Loss) From:
           Security Transactions (excluding short-term securities)                                                      (80,290,263)
           Futures Contracts                                                                                                (45,969)
------------------------------------------------------------------------------------------------------------------------------------
          Net Realized Loss                                                                                             (80,336,232)
------------------------------------------------------------------------------------------------------------------------------------
          Change in Net Unrealized Appreciation (Depreciation)
           of Investments and Futures Contracts:
               Beginning of year                                                                                        156,019,669
               End of year                                                                                             (181,897,121)
------------------------------------------------------------------------------------------------------------------------------------
          Increase in Net Unrealized Depreciation                                                                      (337,916,790)
------------------------------------------------------------------------------------------------------------------------------------
Net Loss on Investments and Future Contracts                                                                           (418,253,022)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                                                                $(253,085,602)
====================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     33

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Year Ended February 29, 2000
and the Year Ended February 28, 1999

                                                                                                   2000                    1999
====================================================================================================================================
OPERATIONS:
     Net investment income                                                                  $   165,167,420         $   168,057,729
     Net realized loss                                                                          (80,336,232)            (28,827,675)
     (Increase) decrease in net unrealized depreciation                                        (337,916,790)              3,702,030
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                                         (253,085,602)            142,932,084
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                                     (159,089,656)           (168,001,873)
     Excess of net investment income                                                                   --               (11,815,898)
     Net realized gains                                                                                --               (27,146,490)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                                 (159,089,656)           (206,964,261)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                           421,071,394             817,389,236
     Net asset value of shares issued for
      reinvestment of dividends                                                                  93,663,507             126,767,790
     Cost of shares reacquired                                                               (1,172,071,674)           (633,747,421)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Fund Share Transactions                            (657,336,773)            310,409,605
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                                            (1,069,512,031)            246,377,428

NET ASSETS:
     Beginning of year                                                                        3,877,079,904           3,630,702,476
------------------------------------------------------------------------------------------------------------------------------------
     End of year*                                                                           $ 2,807,567,873         $ 3,877,079,904
====================================================================================================================================
* Includes undistributed (overdistributed) net investment income of:                        $       283,872         $    (5,790,395)
====================================================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
34                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

 1. Significant Accounting Policies
Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 29, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

 2. Exempt-Interest Dividends and Other Distributions
The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

 3. Investment Advisory Agreement, Administration Agreement and Other
    Transactions
SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     35

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the period October 1, 1999 through February 29, 2000, the Fund paid transfer agent fees of $321,489 to CFTC.

CFBDS, Inc., ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is also a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 29, 2000, CFBDS and SSB received sales charges of approximately $1,597,000 and $197,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to CFBDS and SSB were approximately:

                              Class A       Class B     Class L
================================================================================
CDSCs                        $178,000     $2,384,000    $46,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the year ended February 29, 2000, total Distribution Plan fees incurred were:

                             Class A      Class B     Class L
================================================================================
Distribution Plan Fees     $3,264,176   $6,863,675  $1,199,500
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Investments
During the year ended February 29, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                       $1,888,648,876
--------------------------------------------------------------------------------
Sales                                            2,544,853,355
================================================================================

At February 29, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                   $   31,173,137
--------------------------------------------------------------------------------
Gross unrealized depreciation                     (211,700,726)
--------------------------------------------------------------------------------
Net unrealized depreciation                     $ (180,527,589)
================================================================================


--------------------------------------------------------------------------------
36                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 29, 2000, the Fund had the following open futures contracts:

                                  Expiration   # of               Basis                Market            Unrealized
                                  Month/Year   Contracts          Value                Value             Gain (Loss)
====================================================================================================================
Futures contracts to sell:
Municipal Bond Index                3/00       1,200           $109,536,720         $111,937,500        $ 2,400,780
U.S. Government Long BondIndex      3/00       1,200           (110,304,688)        (114,075,000)        (3,770,312)
--------------------------------------------------------------------------------------------------------------------
 Total                                                                                                  $(1,369,532)
====================================================================================================================

6. Capital Shares
At February 29, 2000, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At February 29, 2000, total paid-in capital amounted to the following for each class:

                                      Class A                Class B                Class L                 Class Y
==========================================================================================================================
Total Paid-in Capital                 $1,912,573,073         $982,330,850           $161,654,897            $43,112,752
==========================================================================================================================

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     37

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                                  Year Ended                                 Year Ended
                                                              February 29, 2000                          February 28, 1999
                                                    --------------------------------------       -----------------------------------
                                                         Shares               Amount                Shares                 Amount
====================================================================================================================================
Class A
Shares sold                                            16,637,405         $ 246,874,360            25,514,936         $ 411,308,146
Shares issued on reinvestment                           4,151,563            61,664,669             5,134,373            82,575,616
Shares reacquired                                     (50,682,006)         (746,373,915)          (21,377,362)         (344,451,566)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                               (29,893,038)        $(437,834,886)            9,271,947         $ 149,432,196
====================================================================================================================================
Class B
Shares sold                                             6,121,439         $  91,447,522            12,635,335         $ 203,684,556
Shares issued on reinvestment                           1,789,489            26,586,027             2,324,422            37,364,480
Shares reacquired                                     (23,604,689)         (347,191,329)           (8,707,120)         (140,244,766)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                               (15,693,761)        $(229,157,780)            6,252,637         $ 100,804,270
====================================================================================================================================
Class L+
Shares sold                                             2,545,618         $  38,249,512             5,331,560         $  85,847,261
Shares issued on reinvestment                             343,386             5,093,638               372,372             5,982,936
Shares reacquired                                      (4,420,358)          (64,835,839)           (2,003,058)          (32,218,632)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                (1,531,354)        $ (21,492,689)            3,700,874         $  59,611,565
====================================================================================================================================
Class Y
Shares sold                                             2,880,950         $  44,500,000             7,248,020         $ 116,549,273
Shares issued on reinvestment                              21,574               319,173                52,599               844,758
Shares reacquired                                        (943,548)          (13,670,591)           (7,306,335)         (116,832,457)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                 1,958,976         $  31,148,582                (5,716)        $     561,574
====================================================================================================================================

+    On June 12, 1998, Class C shares were renamed Class L shares.

7. Capital Loss Carryforward
At February 29, 2000, the Fund had, for Federal income tax purposes, approximately $76,312,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                                     2007              2008
================================================================================
Carryforward Amounts                             $11,499,000       $64,813,000
================================================================================



38                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                                          2000(1)(2)             1999(2)      1998          1997           1996(3)
===================================================================================================================================
Net Asset Value, Beginning of Year                       $15.93          $16.19          $15.61          $16.20          $15.47
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                    0.75            0.74            0.79            0.88            0.91
  Net realized and unrealized gain (loss)                 (1.79)          (0.10)           1.06           (0.18)           0.80
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       (1.04)           0.64            1.85            0.70            1.71
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                   (0.73)          (0.74)          (0.79)          (0.91)          (0.90)
  Excess of net investment income                            --           (0.05)             --              --              --
  Net realized gains                                         --           (0.11)          (0.48)          (0.38)          (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.73)          (0.90)          (1.27)          (1.29)          (0.98)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $14.16          $15.93          $16.19          $15.61          $16.20
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              (6.62)%          4.07%          12.30%           4.51%          11.34%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                       $1,778          $2,476          $2,367          $2,000          $1,892
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                 0.68%           0.67%           0.68%           0.68%           0.70%
  Net investment income                                    5.02            4.63            4.98            5.60            5.47
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      55%             45%            110%            103%             80%
===================================================================================================================================

(1)  For the year ended February 29, 2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 1996.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     39

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class B Shares                                         2000(1)(2)        1999(2)           1998          1997           1996(3)
=================================================================================================================================
Net Asset Value, Beginning of Year                      $15.92           $16.19           $15.60         $16.20         $15.47
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                   0.68             0.66             0.72           0.79           0.82
  Net realized and unrealized gain (loss)                (1.79)           (0.11)            1.06          (0.18)          0.81
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      (1.11)            0.55             1.78           0.61           1.63
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  (0.65)           (0.66)           (0.71)         (0.83)         (0.82)
  Excess of net investment income                           --            (0.05)              --             --             --
  Net realized gains                                        --            (0.11)           (0.48)         (0.38)         (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.65)           (0.82)           (1.19)         (1.21)         (0.90)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $14.16           $15.92           $16.19         $15.60         $16.20
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                             (7.08)%           3.48%           11.81%          3.92%         10.78%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                        $850           $1,206           $1,125           $905           $730
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                1.21%            1.19%            1.20%          1.19%          1.22%
  Net investment income                                   4.50             4.11             4.46           5.09           4.94
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     55%              45%             110%           103%            80%
===================================================================================================================================

(1)  For the year ended February 29, 2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 1996.

--------------------------------------------------------------------------------
40                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:


Class L Shares                                       2000(1)(2)            1999(2)(3)     1998(2)        1997          1996(4)
===================================================================================================================================
Net Asset Value, Beginning of Year                     $15.92           $16.18           $15.60          $16.20          $15.47
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                  0.67             0.65             0.70            0.79            0.82
  Net realized and unrealized gain (loss)               (1.80)           (0.10)            1.06           (0.18)           0.81
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     (1.13)            0.55             1.76            0.61            1.63
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                 (0.64)           (0.65)           (0.70)          (0.83)          (0.82)
  Excess of net investment income                          --            (0.05)              --              --              --
  Net realized gains                                       --            (0.11)           (0.48)          (0.38)          (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.64)           (0.81)           (1.18)          (1.21)          (0.90)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $14.15           $15.92           $16.18          $15.60          $16.20
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                            (7.19)%           3.49%           11.69%           3.88%          10.76%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                       $141,570         $183,578         $126,766         $72,597         $33,411
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               1.25%            1.24%            1.25%           1.24%           1.27%
  Net investment income                                  4.46             4.06             4.38            5.04            4.86
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    55%              45%             110%            103%             80%
===================================================================================================================================

(1)  For the year ended February 29, 2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the year ended February 29, 1996.


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     41

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class Y Shares                                        2000(1)(2)            1999(2)       1998(2)         1997(2)       1996(3)
===================================================================================================================================
Net Asset Value, Beginning of Year                       $15.95          $16.19          $15.60         $16.20          $15.63
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                    0.79            0.73            0.82           0.90            0.85
  Net realized and unrealized gain (loss)                 (1.80)          (0.04)           1.07          (0.18)           0.65
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       (1.01)           0.69            1.89           0.72            1.50
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                   (0.76)          (0.76)          (0.82)         (0.94)          (0.85)
  Excess of net investment income                            --           (0.06)             --             --              --
  Net realized gains                                         --           (0.11)          (0.48)         (0.38)          (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       (0.76)          (0.93)          (1.30)         (1.32)          (0.93)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                             $14.18          $15.95          $16.19         $15.60          $16.20
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                              (6.44)%          4.39%          12.56%          4.59%           9.84%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                          $38,110         $11,626         $11,893         $5,350         $12,314
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                 0.51%           0.50%           0.52%          0.52%           0.57%+
  Net investment income                                    5.27            4.84            5.06           5.76            5.62+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      55%             45%            110%           103%             80%
===================================================================================================================================

(1)  For the year ended February 29, 2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the period from April 4, 1995 (inception date) to February 29, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
42                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. as of February 29, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Municipals Fund Inc. as of February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                     /s/ KPMG LLP

New York, New York
April 13, 2000


--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.                                     43

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended February 29, 2000:

     . 99.95% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.







--------------------------------------------------------------------------------
44                                            2000 Annual Report to Shareholders

Smith Barney
Managed Municipals
Fund Inc.

Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose
James J. Crisona, Emeritus


Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

David Fare
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Adviser and Administrator
SSB Citi Fund Management LLC


Distributor
CFBDS, Inc.

Custodian
PNC Bank


Transfer Agent
Citi Fiduciary Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013


Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after May 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

[LOGO OF SALOMON SMITH BARNEY]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


Smith Barney Managed
Municipals Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds